UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2020

Date of reporting period: May 31, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

MAY    05.31.20

SEMI-ANNUAL REPORT

AB GLOBAL RISK ALLOCATION FUND

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Global Risk Allocation Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

July 13, 2020

This report provides management’s discussion of fund performance for AB Global Risk Allocation Fund for the semi-annual reporting period ended May 31, 2020.

The Fund’s investment objective is total return consistent with reasonable risks through a combination of income and long-term growth of capital.

NAV RETURNS AS OF MAY 31, 2020 (unaudited)

	6 Months	12 Months

AB GLOBAL RISK ALLOCATION FUND[1]

Class A Shares	-4.87%	-1.04%

Class C Shares	-5.26%	-1.85%

Advisor Class Shares[2]	-4.78%	-0.86%

Class R Shares[2]	-5.02%	-1.34%

Class K Shares[2]	-4.89%	-1.11%

Class I Shares[2]	-4.71%	-0.78%

Primary Benchmark: MSCI World Index	-5.45%	6.80%

Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Barclays Global Aggregate Bond Index	-1.89%	6.82%

Bloomberg Barclays Global Aggregate Bond Index	2.67%	5.59%

1

Includes the impact of proceeds received and credited to the Fund resulting from class-action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended May 31, 2020, by 0.01% and 0.09%, respectively.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index, and its blended benchmark, a 60% / 40% blend of MSCI World Index / Bloomberg Barclays Global Aggregate Bond Index, respectively, for the six- and 12-month periods ended May 31, 2020. The table also includes the individual performance of the Bloomberg Barclays Global Aggregate Bond Index.

All share classes of the Fund outperformed the primary benchmark and underperformed the blended benchmark for the six-month period, before sales charges. During the 12-month period, all share classes underperformed the primary and the blended benchmarks, before sales charges.

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The Fund is strategically diversified in multi-asset exposures, and the Fund’s diversifying exposures into inflation-sensitive assets—notably commodity futures—detracted relative to the benchmark, which does not have such exposures, as commodity futures underperformed both the primary and blended benchmarks for both periods.

During both periods, global equity, credit and exposure to inflation-sensitive assets such as commodities detracted from absolute performance, while interest-rate sensitive assets contributed. The Fund’s active currency exposures also contributed.

During both periods, the Fund utilized derivatives for hedging and investment purposes in the form of futures, credit default swaps, inflation swaps, written options, purchased swaptions and written swaptions, which detracted from absolute returns, while currency forwards, interest rate swaps, total return swaps and purchased options added; variance swaps for investment purposes added for the six-month period and detracted for the 12-month period.

MARKET REVIEW AND INVESTMENT STRATEGY

US, international and emerging-market equities recorded negative returns for the six-month period ended May 31, 2020. All markets rallied at the conclusion of the period, rising off lows reached in March as the COVID-19 pandemic caused global equity markets to decline from all-time highs in mid-February. Continued support from central banks, early stage reopening of global economies and the prospect of a potential vaccine helped lift investor sentiment, despite a sharp contraction of economic growth and a resurgence of US-China tensions. At the end of the period, small-cap stocks briefly outperformed large-cap stocks. For most of the period, growth stocks outperformed their value-style peers; however, value saw a strong resurgence late in the period and outperformed growth.

Global fixed-income markets were mixed over the six-month period. Investor sentiment was buoyant until the spread of COVID-19 in March caused panic among investors in risk assets that lasted for several weeks. The US Federal Reserve and other developed- and emerging-market central banks initiated significant interest-rate cuts and liquidity measures as governments embarked on swift and unprecedented fiscal stimulus measures to offset the immediate global economic impact of the virus. Longer-maturity and higher-quality developed-market treasury bond returns were positive. As markets recovered, investment-grade corporate bond returns were also positive, while high-yield corporates and emerging-market sovereign bonds ended the period with losses. The US dollar advanced against most developed- and emerging-market currencies. The Swiss franc and the yen, which are also considered safe haven currencies, advanced against the US dollar.

The Fund’s Senior Investment Management Team uses proprietary quantitative signals along with fundamental research insights when allocating risk to

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equity, credit, bond and inflation-sensitive assets. Over the reporting period, the Fund mostly maintained its overweight in absolute risk allocation to global equity and credit, with the balance of risk allocation to government bond and inflation-sensitive risk, including commodity futures and inflation breakevens. Within equities, for most of the period, the Fund maintained some overweight to emerging-market and European equities. Within interest-rate allocation, the Fund continued to underweight negative-yielding countries.

INVESTMENT POLICIES

The Fund invests dynamically in a number of global asset classes, including equity/credit, fixed-income and inflation-sensitive instruments. In making decisions on the allocation of assets among asset classes, the Adviser will use a risk-balanced approach. This strategy attempts to provide investors with favorable long-term total return while minimizing exposure to material downside (“tail”) events. To execute this strategy, the Adviser assesses the volatility, tail loss and return potential of each asset. Fund assets are then allocated among asset classes so that no asset class dominates the expected tail loss of the Fund. This will generally result in the Fund having greater exposures to lower risk asset classes (such as fixed income) than to higher risk asset classes. The Adviser will make frequent adjustments to the Fund’s asset class exposures based on its determinations of volatility, tail loss and return potential.

The asset classes in which the Fund may invest include:

+	equity/credit: equity securities of all types and corporate fixed-income securities (regardless of credit quality, but subject to the limitations on high-yield securities set forth below)

+	fixed-income: fixed-income securities of the US and foreign governments and their agencies and instrumentalities

+	inflation-sensitive: global inflation-indexed securities (including Treasury inflation-protected securities) and commodity-related instruments and derivatives (including commodity futures).

The Fund’s investments within each asset class are generally index-based—typically, portfolios of individual securities, derivatives or exchange-traded funds (“ETFs”) intended to track the performance of segments within each particular asset class. The inflation-sensitive asset class consists of instruments, the prices of which are affected directly or indirectly by the level and change in the rate of inflation, such as commodity derivatives.

Equity securities will comprise no more than 75% of the Fund’s investments. The Fund may invest in fixed-income securities with a range of

(continued on next page)

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maturities from short- to long-term. The Fund may invest up to 20% of its assets in high-yield securities (securities rated below BBB- by S&P Global Ratings, Moody’s Investors Service, Inc., or Fitch Ratings, which are commonly known as “junk bonds”). As an operating policy, the Fund will invest no more than 5% of its assets in securities rated CCC- or below.

The Fund’s investments will generally be global in nature, and will generally include investments in both developed and emerging markets. The Fund typically invests at least 40% of its assets in securities of non-US companies and/or foreign countries and their agencies and instrumentalities unless conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its assets in such foreign securities.

Derivatives, particularly futures contracts and swaps, often provide more efficient and economical exposure to market segments than direct investments, and the Fund’s exposure to certain types of assets may at times be achieved partially or substantially through investment in derivatives. Derivatives transactions may also be a quicker and more efficient way to alter the Fund’s exposure than buying and selling direct investments. In determining when and to what extent to enter into derivatives transactions, the Adviser considers factors such as the risk and returns of these investments relative to direct investments and the cost of such transactions.

Because derivatives transactions frequently require cash outlays that are only a small portion of the amount of exposure obtained through the derivative, a portion of the Fund’s assets may be held in cash or invested in cash equivalents to cover the Fund’s derivatives obligations, such as short-term US government and agency securities, repurchase agreements and money market funds. At times, a combination of direct securities investments and derivatives will be used to gain asset class exposure so that the Fund’s aggregate exposure will substantially exceed its net assets (i.e., so that the Fund is effectively leveraged). In addition, the Fund may at times invest in shares of ETFs in lieu of making direct investments in securities.

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Global Risk Allocation (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the

(continued on next page)

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same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest without limitation in commodities and commodities-related instruments. The Fund is subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its total assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Adviser may seek to hedge all or a portion of the Fund’s currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may also cause the Fund to take on currency exposure for purposes other than hedging, relying on its fundamental and quantitative research with the goal of increasing returns or managing risk. Currency-related investments may include currencies acquired on a spot (i.e., cash) basis and currency-related derivatives, including forward currency exchange contracts and options on currencies.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI World Index and the Bloomberg Barclays Global Aggregate Bond Index are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI World Index (free float-adjusted, market capitalization weighted) represents the equity market performance of developed markets. The Bloomberg Barclays Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have and may in the future have an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Allocation Risk: The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value (“NAV”) when the asset classes in which the Fund has invested more heavily perform worse than the asset classes invested in less heavily.

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DISCLOSURES AND RISKS (continued)

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Commodity Risk: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with ratings below investment-grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

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DISCLOSURES AND RISKS (continued)

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations hereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: Because the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. Class B shares are no longer being offered.

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DISCLOSURES AND RISKS (continued)

Effective November 7, 2019, all outstanding Class B shares were converted to Class A shares. Please see Note A for more information.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-1.04%	-5.27%

5 Years	1.53%	0.65%

10 Years	5.31%	4.85%

CLASS C SHARES

1 Year	-1.85%	-2.83%

5 Years	0.76%	0.76%

10 Years	4.53%	4.53%

ADVISOR CLASS SHARES[1]

1 Year	-0.86%	-0.86%

5 Years	1.77%	1.77%

10 Years	5.59%	5.59%

CLASS R SHARES[1]

1 Year	-1.34%	-1.34%

5 Years	1.19%	1.19%

10 Years	4.97%	4.97%

CLASS K SHARES[1]

1 Year	-1.11%	-1.11%

5 Years	1.49%	1.49%

10 Years	5.29%	5.29%

CLASS I SHARES[1]

1 Year	-0.78%	-0.78%

5 Years	1.87%	1.87%

10 Years	5.73%	5.73%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.37%, 2.13%, 1.12%, 1.71%, 1.40% and 1.07% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-6.66%

5 Years	1.91%

10 Years	5.36%

CLASS C SHARES

1 Year	-4.25%

5 Years	2.02%

10 Years	5.04%

ADVISOR CLASS SHARES[1]

1 Year	-2.28%

5 Years	3.05%

10 Years	6.10%

CLASS R SHARES[1]

1 Year	-2.84%

5 Years	2.45%

10 Years	5.48%

CLASS K SHARES[1]

1 Year	-2.60%

5 Years	2.76%

10 Years	5.80%

CLASS I SHARES[1]

1 Year	-2.26%

5 Years	3.16%

10 Years	6.23%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$951.30	$6.83	1.40%	$6.88	1.41%
Hypothetical**	$1,000	$1,018.00	$7.06	1.40%	$7.11	1.41%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$947.40	$10.47	2.15%	$10.52	2.16%
Hypothetical**	$1,000	$1,014.25	$10.83	2.15%	$10.88	2.16%
Advisor Class
Actual	$1,000	$952.20	$5.56	1.14%	$5.61	1.15%
Hypothetical**	$1,000	$1,019.30	$5.76	1.14%	$5.81	1.15%
Class R
Actual	$1,000	$949.80	$8.38	1.72%	$8.43	1.73%
Hypothetical**	$1,000	$1,016.40	$8.67	1.72%	$8.72	1.73%
Class K
Actual	$1,000	$951.10	$6.88	1.41%	$6.93	1.42%
Hypothetical**	$1,000	$1,017.95	$7.11	1.41%	$7.16	1.42%
Class I
Actual	$1,000	$952.90	$5.22	1.07%	$5.27	1.08%
Hypothetical**	$1,000	$1,019.65	$5.40	1.07%	$5.45	1.08%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

May 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $191.3

1

All data are as of May 31, 2020. The Fund’s security type and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Argentina, Australia, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Finland, Ireland, Italy, Jordan, Luxembourg, Mongolia, Norway, Portugal, South Africa and United Arab Emirates.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 15

PORTFOLIO SUMMARY (continued)

May 31, 2020 (unaudited)

TEN LARGEST HOLDINGS1

Security	U.S. $ Value	Percent of Net Assets

U.S. Treasury Inflation Index	$70,774,014	37.0%

Japanese Government CPI Linked Bond Series 21 & Series 22	25,253,093	13.2

Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C03, Class 1M2 & Class 2M2	4,496,284	2.3

VanEck Vectors JP Morgan EM Local Currency Bond ETF	3,021,957	1.6

Mexico Government International Bond	1,255,006	0.7

Pebblebrook Hotel Trust Series C	1,254,776	0.6

iShares Global Energy ETF	948,047	0.5

Hersha Hospitality Trust Series C	711,000	0.4

Options on Forward Contracts – Put – RUB vs. USD	565,174	0.3

Fidelity National Information Services, Inc.	270,580	0.1

	$108,549,931	56.7%

1	Long-term investments.

16 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS

May 31, 2020 (unaudited)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 50.2%
Japan – 13.2%
Japanese Government CPI Linked Bond Series 21 0.10%, 03/10/2026	JPY	2,443,087	$22,676,338
Series 22 0.10%, 03/10/2027		278,029	2,576,755

			25,253,093

United States – 37.0%
U.S. Treasury Inflation Index 0.375%, 07/15/2025 (TIPS)(a)(b)(c)	U.S.$	61,508	64,410,864
0.375%, 01/15/2027 (TIPS)(c)		6,016	6,363,150

			70,774,014

Total Inflation-Linked Securities (cost $94,439,529)			96,027,107

		Shares
COMMON STOCKS – 26.9%
Information Technology – 4.4%
Communications Equipment – 0.2%
Cisco Systems, Inc.		2,148	102,718
F5 Networks, Inc.(d)		462	66,953
Juniper Networks, Inc.		2,077	50,388
Motorola Solutions, Inc.		840	113,677
Nokia Oyj		5,115	20,340
Telefonaktiebolaget LM Ericsson – Class B		4,594	42,069

			396,145

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. – Class A		1,084	104,671
Arrow Electronics, Inc.(d)		775	53,537
Avnet, Inc.		1,566	42,658
CDW Corp./DE		1,016	112,684
Corning, Inc.		2,176	49,591
Flex Ltd.(d)		3,294	31,985
FLIR Systems, Inc.		1,824	84,269
Hexagon AB – Class B		836	46,367
Ingenico Group SA		325	45,237
TE Connectivity Ltd.		878	71,337
Trimble, Inc.(d)		1,320	51,638

			693,974

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

IT Services – 1.4%
Accenture PLC – Class A	613	$123,593
Akamai Technologies, Inc.(d)	806	85,275
Alliance Data Systems Corp.	215	9,961
Amadeus IT Group SA – Class A	787	41,153
Atos SE	247	18,799
Automatic Data Processing, Inc.	831	121,733
Black Knight, Inc.(d)	362	27,867
Broadridge Financial Solutions, Inc.	1,174	142,171
Capgemini SE	360	37,186
CGI, Inc.(d)	1,595	101,920
Cognizant Technology Solutions Corp. – Class A	1,099	58,247
DXC Technology Co.	635	9,023
Edenred	463	19,374
Fidelity National Information Services, Inc.	1,949	270,580
Fiserv, Inc.(d)	2,368	252,831
FleetCor Technologies, Inc.(d)	249	60,704
Gartner, Inc.(d)	575	69,978
Global Payments, Inc.	1,430	256,671
International Business Machines Corp.	502	62,700
Mastercard, Inc. – Class A	649	195,278
Paychex, Inc.	1,472	106,396
PayPal Holdings, Inc.(d)	1,263	195,778
Perspecta, Inc.	317	7,028
Sabre Corp.	2,420	16,867
VeriSign, Inc.(d)	824	180,464
Visa, Inc. – Class A	718	140,182
Western Union Co. (The) – Class W	3,117	62,402
Worldline SA/France(d)(e)	98	7,358

		2,681,519

Semiconductors & Semiconductor Equipment – 0.8%
Advanced Micro Devices, Inc.(d)	2,015	108,407
Analog Devices, Inc.	607	68,561
Applied Materials, Inc.	967	54,326
ASML Holding NV	269	88,119
Broadcom, Inc.	205	59,710
Infineon Technologies AG	1,599	33,703
Intel Corp.	1,884	118,560
KLA Corp.	609	107,160
Lam Research Corp.	384	105,089
Marvell Technology Group Ltd.(f)	2,554	83,311
Maxim Integrated Products, Inc.	1,384	79,829
Microchip Technology, Inc.(f)	789	75,760
Micron Technology, Inc.(d)	1,172	56,150
NVIDIA Corp.	256	90,885

18 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

NXP Semiconductors NV	516	$49,588
Qorvo, Inc.(d)	444	46,505
QUALCOMM, Inc.	984	79,586
Skyworks Solutions, Inc.	431	51,091
STMicroelectronics NV	1,365	33,900
Texas Instruments, Inc.	847	100,573
Xilinx, Inc.	811	74,571

		1,565,384

Software – 1.4%
Adobe, Inc.(d)	449	173,583
ANSYS, Inc.(d)	635	179,705
Autodesk, Inc.(d)	395	83,100
BlackBerry Ltd.(d)	2,745	12,760
Cadence Design Systems, Inc.(d)	1,796	163,957
CDK Global, Inc.	1,015	39,900
Cerence, Inc.(d)	343	10,259
Citrix Systems, Inc.	604	89,465
Constellation Software, Inc./Canada	106	120,495
Dassault Systemes SE	646	110,293
Fortinet, Inc.(d)	1,023	142,402
Intuit, Inc.	570	165,482
Micro Focus International PLC (ADR)(f)	345	1,691
Microsoft Corp.	995	182,334
NortonLifeLock, Inc.	1,835	41,801
Nuance Communications, Inc.(d)(f)	2,749	62,897
Open Text Corp.	1,658	68,880
Oracle Corp.	1,536	82,591
Palo Alto Networks, Inc.(d)	297	69,875
Sage Group PLC (The)	5,404	46,340
salesforce.com, Inc.(d)	534	93,338
SAP SE	466	59,472
ServiceNow, Inc.(d)	428	166,034
Splunk, Inc.(d)	575	106,858
Synopsys, Inc.(d)	974	176,206
VMware, Inc. – Class A(d)(f)	527	82,354
Workday, Inc. – Class A(d)	384	70,437

		2,602,509

Technology Hardware, Storage & Peripherals – 0.2%
Apple, Inc.	407	129,402
Dell Technologies, Inc. – Class C(d)	1,368	67,907
Hewlett Packard Enterprise Co.	3,043	29,548
HP, Inc.	2,579	39,046
NetApp, Inc.	1,082	48,192
Seagate Technology PLC	978	51,873

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Western Digital Corp.	465	$20,632
Xerox Holdings Corp.(d)	1,717	27,266

		413,866

		8,353,397

Financials – 4.0%
Banks – 1.2%
ABN AMRO Bank NV (GDR)(e)	1,125	8,951
Agricultural Bank of China Ltd. – Class H	420,000	170,449
Banco Bilbao Vizcaya Argentaria SA	3,189	9,822
Banco de Sabadell SA	16,277	4,987
Banco Santander SA	3,802	8,693
Bank of America Corp.	1,350	32,562
Bank of China Ltd. – Class H	357,000	131,227
Bank of Communications Co., Ltd. – Class H	226,000	137,699
Bank of Ireland Group PLC	2,334	4,169
Bank of Montreal	747	36,849
Bank of Nova Scotia (The)	862	34,540
Bankia SA	6,083	5,356
Bankinter SA	3,395	14,423
Barclays PLC	10,110	14,453
BNP Paribas SA	331	11,911
CaixaBank SA	4,609	8,574
Canadian Imperial Bank of Commerce	584	37,449
China CITIC Bank Corp., Ltd. – Class H	265,000	115,806
China Construction Bank Corp. – Class H	233,000	183,766
China Everbright Bank Co., Ltd. – Class H	345,000	140,489
China Minsheng Banking Corp., Ltd. – Class H	212,400	148,299
CIT Group, Inc.	697	12,644
Citigroup, Inc.	564	27,021
Citizens Financial Group, Inc.	745	17,954
Comerica, Inc.	403	14,649
Commerzbank AG	2,045	7,928
Credit Agricole SA	1,641	14,407
Danske Bank A/S	858	10,644
DNB ASA	1,818	24,812
Erste Group Bank AG(d)	821	18,160
Fifth Third Bancorp	1,167	22,628
First Republic Bank/CA	402	43,484
HSBC Holdings PLC	5,317	24,486
Huntington Bancshares, Inc./OH	2,387	21,220
ING Groep NV	1,574	10,234
Intesa Sanpaolo SpA	18,206	31,680
JPMorgan Chase & Co.	448	43,595

20 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

KBC Group NV	411	$21,564
KeyCorp	1,685	19,967
Lloyds Banking Group PLC	36,308	13,390
M&T Bank Corp.	381	40,256
National Bank of Canada	1,132	49,297
Nedbank Group Ltd.	313	1,772
Nordea Bank Abp (Helsinki)	88	598
Nordea Bank Abp (Stockholm)	3,090	21,045
People’s United Financial, Inc.	2,269	25,980
PNC Financial Services Group, Inc. (The)	291	33,186
Raiffeisen Bank International AG	1,044	19,129
Regions Financial Corp.	1,804	20,403
Royal Bank of Canada	718	46,584
Royal Bank of Scotland Group PLC	6,922	9,468
Signature Bank/New York NY	215	22,126
Skandinaviska Enskilda Banken AB – Class A	3,315	28,847
Societe Generale SA	422	6,243
Standard Chartered PLC	2,940	13,412
Svenska Handelsbanken AB – Class A	2,923	27,611
Swedbank AB – Class A	1,696	21,300
Toronto-Dominion Bank (The)	1,045	44,765
Truist Financial Corp.	1,653	60,797
UniCredit SpA	1,079	9,236
US Bancorp	800	28,448
Wells Fargo & Co.	690	18,264

		2,209,708

Capital Markets – 1.0%
3i Group PLC	4,463	45,672
Affiliated Managers Group, Inc.(f)	225	14,989
Ameriprise Financial, Inc.	250	35,017
Bank of New York Mellon Corp. (The)	853	31,706
BlackRock, Inc. – Class A	109	57,622
Brookfield Asset Management, Inc. – Class A	1,867	58,620
Charles Schwab Corp. (The)	729	26,178
CI Financial Corp.	2,261	26,800
CITIC Securities Co., Ltd. – Class H	80,000	145,293
CME Group, Inc. – Class A	377	68,840
Credit Suisse Group AG(d)	1,310	12,040
Deutsche Bank AG	1,113	9,317
Deutsche Boerse AG	355	58,451
E*TRADE Financial Corp.	742	33,791
Eaton Vance Corp.	655	23,613
Franklin Resources, Inc.	837	15,794
Goldman Sachs Group, Inc. (The)	162	31,831
Haitong Securities Co., Ltd. – Class H	98,800	75,532

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 21

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hargreaves Lansdown PLC	1,868	$42,566
IGM Financial, Inc.	1,289	30,614
Intercontinental Exchange, Inc.	727	70,701
Invesco Ltd.	1,109	8,839
Investec PLC	4,737	8,576
Julius Baer Group Ltd.(d)	634	27,286
London Stock Exchange Group PLC	1,249	124,579
Moody’s Corp.	325	86,908
Morgan Stanley	735	32,487
MSCI, Inc. – Class A	361	118,715
Nasdaq, Inc.	753	89,200
Natixis SA	3,393	7,609
Ninety One PLC(d)	2,368	5,735
Northern Trust Corp.	412	32,552
Partners Group Holding AG	68	56,649
Quilter PLC(e)	3,254	5,235
Raymond James Financial, Inc.	418	28,959
S&P Global, Inc.	311	101,081
Schroders PLC	944	34,735
SEI Investments Co.	695	37,683
St. James’s Place PLC	2,130	24,296
Standard Life Aberdeen PLC	11,793	37,873
State Street Corp.	421	25,664
T. Rowe Price Group, Inc.	627	75,804
TD Ameritrade Holding Corp.	771	28,735
UBS Group AG(d)	1,814	19,420

		1,933,607

Consumer Finance – 0.1%
Ally Financial, Inc.	1,228	21,416
American Express Co.	516	49,056
Capital One Financial Corp.	376	25,583
Discover Financial Services	568	26,986
Navient Corp.	1,339	9,962
Provident Financial PLC	1,368	3,348
Synchrony Financial	1,033	21,042

		157,393

Diversified Financial Services – 0.3%
Berkshire Hathaway, Inc. – Class B(d)	231	42,869
Element Fleet Management Corp.	3,194	22,711
EXOR NV	480	25,895
Groupe Bruxelles Lambert SA	600	48,697
IHS Markit Ltd.	1,109	77,031
Industrivarden AB – Class C	1,828	40,970
Investor AB – Class B	902	48,410
Jefferies Financial Group, Inc.	1,464	21,448
Kinnevik AB – Class B	1,368	34,682

22 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

L E Lundbergforetagen AB – Class B	856	$42,708
M&G PLC	1,555	2,706
Onex Corp.	648	30,408
Pargesa Holding SA	691	52,478
Voya Financial, Inc.(f)	775	34,914
Wendel SA	294	27,135

		553,062

Insurance – 1.4%
Admiral Group PLC	1,243	35,903
Aegon NV	4,545	12,197
Aflac, Inc.	1,388	50,620
Ageas	832	28,400
Alleghany Corp.	66	33,865
Allianz SE	222	40,234
Allstate Corp. (The)	643	62,892
American International Group, Inc.	720	21,643
Aon PLC	435	85,673
Arch Capital Group Ltd.(d)	1,779	50,203
Arthur J Gallagher & Co.	958	90,320
Assicurazioni Generali SpA	1,915	26,697
Assurant, Inc.	420	43,084
Aviva PLC	5,185	15,993
Axis Capital Holdings Ltd.	710	26,653
Baloise Holding AG	288	41,211
Brighthouse Financial, Inc.(d)	60	1,783
China Life Insurance Co., Ltd. – Class H	44,000	83,377
Chubb Ltd.	371	45,240
Cincinnati Financial Corp.	705	41,560
CNP Assurances	1,623	17,171
Direct Line Insurance Group PLC	8,791	28,796
Everest Re Group Ltd.	214	42,460
Fairfax Financial Holdings Ltd.	85	23,612
Fidelity National Financial, Inc.	1,183	37,738
Gjensidige Forsikring ASA	2,409	43,918
Globe Life, Inc.(d)	598	46,058
Great-West Lifeco, Inc.	2,017	32,844
Hannover Rueck SE	383	61,854
Hartford Financial Services Group, Inc. (The)	878	33,619
iA Financial Corp., Inc.	1,008	32,191
Intact Financial Corp.	960	91,646
Legal & General Group PLC	13,473	33,264
Lincoln National Corp.	446	16,917
Loews Corp.	1,014	33,705
Manulife Financial Corp.	2,171	26,963
Mapfre SA	8,898	15,691
Markel Corp.(d)	39	34,999

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 23

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Marsh & McLennan Cos., Inc.	753	$79,758
MetLife, Inc.	661	23,803
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	212	48,344
New China Life Insurance Co., Ltd. – Class H	37,000	116,158
NN Group NV	985	30,235
Old Mutual Ltd.	9,763	6,123
Poste Italiane SpA(e)	5,111	45,221
Power Corp. of Canada	3,725	60,629
Principal Financial Group, Inc.	589	22,747
Progressive Corp. (The)	1,147	89,099
Prudential Financial, Inc.	336	20,483
Prudential PLC	1,555	20,167
Reinsurance Group of America, Inc. – Class A	376	34,122
RenaissanceRe Holdings Ltd.	388	65,130
RSA Insurance Group PLC	5,407	26,480
Sampo Oyj – Class A	886	31,834
SCOR SE	791	19,836
Sun Life Financial, Inc.	1,344	46,103
Swiss Life Holding AG	132	46,788
Swiss Re AG	469	32,029
Travelers Cos., Inc. (The)	464	49,639
Trisura Group Ltd.(d)	7	264
Tryg A/S	1,864	52,367
UnipolSai Assicurazioni SpA	12,165	27,076
Unum Group	830	12,574
Willis Towers Watson PLC	352	71,421
WR Berkley Corp.	1,102	63,861
Zurich Insurance Group AG	154	49,835

		2,683,120

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
AGNC Investment Corp.(f)	2,408	31,160
Annaly Capital Management, Inc.	3,658	22,533

		53,693

Thrifts & Mortgage Finance – 0.0%
New York Community Bancorp, Inc.	3,312	33,286

		7,623,869

Health Care – 3.3%
Biotechnology – 0.4%
AbbVie, Inc.	1,379	127,792
Alexion Pharmaceuticals, Inc.(d)	232	27,817
Alkermes PLC(d)	331	5,415
Amgen, Inc.	320	73,504

24 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Biogen, Inc.(d)	169	$51,898
BioMarin Pharmaceutical, Inc.(d)	341	36,334
Genmab A/S(d)	279	86,386
Gilead Sciences, Inc.	703	54,715
Grifols SA	2,271	70,869
Idorsia Ltd.(d)	213	6,525
Incyte Corp.(d)	189	19,261
Regeneron Pharmaceuticals, Inc.(d)	66	40,445
Seattle Genetics, Inc.(d)	303	47,635
United Therapeutics Corp.(d)	217	25,595
Vertex Pharmaceuticals, Inc.(d)	246	70,838

		745,029

Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	1,269	120,454
Alcon, Inc.(d)	184	11,911
Align Technology, Inc.(d)	301	73,932
Arjo AB – Class B	2,759	15,634
Baxter International, Inc.	1,040	93,611
Becton Dickinson and Co.	362	89,389
Boston Scientific Corp.(d)	1,769	67,204
Coloplast A/S – Class B	742	125,498
Cooper Cos., Inc. (The)	246	77,977
Danaher Corp.	776	129,289
Demant A/S(d)	2,432	68,972
DENTSPLY SIRONA, Inc.	989	46,008
DexCom, Inc.(d)	430	162,673
Edwards Lifesciences Corp.(d)	320	71,910
Getinge AB – Class B	2,759	51,217
Hologic, Inc.(d)	1,129	59,837
IDEXX Laboratories, Inc.(d)	330	101,931
Intuitive Surgical, Inc.(d)	183	106,146
Koninklijke Philips NV	479	21,777
Medtronic PLC	683	67,330
ResMed, Inc.	778	125,118
Smith & Nephew PLC	4,175	85,176
Sonova Holding AG	433	95,459
Stryker Corp.	486	95,125
Teleflex, Inc.	270	97,972
Varian Medical Systems, Inc.(d)	475	57,660
Zimmer Biomet Holdings, Inc.	375	47,378

		2,166,588

Health Care Providers & Services – 0.6%
AmerisourceBergen Corp. – Class A	482	45,954
Anthem, Inc.	274	80,586

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 25

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Cardinal Health, Inc.	702	$38,392
Centene Corp.(d)	956	63,335
Cigna Corp.(d)	492	97,081
Covetrus, Inc.(d)	280	4,278
CVS Health Corp.	1,161	76,127
DaVita, Inc.(d)	632	51,167
Fresenius Medical Care AG & Co. KGaA	755	63,871
Fresenius SE & Co. KGaA	693	33,502
HCA Healthcare, Inc.	514	54,947
Henry Schein, Inc.(d)	702	42,625
Humana, Inc.	169	69,400
Laboratory Corp. of America Holdings(d)	407	71,355
McKesson Corp.	241	38,239
Mediclinic International PLC	5,230	17,604
MEDNAX, Inc.(d)	637	9,893
Patterson Cos., Inc.	1,039	20,458
Quest Diagnostics, Inc.	556	65,764
UnitedHealth Group, Inc.	310	94,503
Universal Health Services, Inc. – Class B	362	38,173

		1,077,254

Health Care Technology – 0.0%
Cerner Corp.	701	51,103

Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	816	71,922
Eurofins Scientific SE	116	78,868
Illumina, Inc.(d)	183	66,438
IQVIA Holdings, Inc.(d)	646	96,590
Lonza Group AG	278	137,282
Mettler-Toledo International, Inc.(d)	105	83,475
QIAGEN NV(d)	1,521	66,371
Thermo Fisher Scientific, Inc.	346	120,820
Waters Corp.(d)	286	57,157

		778,923

Pharmaceuticals – 0.8%
AstraZeneca PLC	729	78,513
Bausch Health Cos., Inc.(d)	834	15,361
Bayer AG	526	35,957
Bristol-Myers Squibb Co.	1,220	72,858
Eli Lilly & Co.	693	105,994
GlaxoSmithKline PLC	3,649	75,581
Hikma Pharmaceuticals PLC	2,641	84,116
Jazz Pharmaceuticals PLC(d)	223	26,608
Johnson & Johnson	554	82,408
Mallinckrodt PLC(d)(f)	476	1,342
Merck & Co., Inc.	863	69,661

26 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Merck KGaA	536	$61,787
Mylan NV(d)	1,027	17,531
Novartis AG	923	80,353
Novo Nordisk A/S – Class B	1,284	84,108
Orion Oyj – Class B	948	50,740
Perrigo Co. PLC	428	23,442
Pfizer, Inc.	2,016	76,991
Roche Holding AG	268	93,029
Sanofi	604	59,080
Takeda Pharmaceutical Co., Ltd. (Sponsored ADR)(d)	1,184	23,088
UCB SA	558	55,848
Vifor Pharma AG	380	58,230
Zoetis, Inc.	996	138,832

		1,471,458

		6,290,355

Consumer Staples – 2.7%
Beverages – 0.5%
Anheuser-Busch InBev SA/NV	336	15,679
Brown-Forman Corp. – Class B	1,553	102,389
Carlsberg A/S – Class B	434	56,252
Coca-Cola Co. (The)	2,349	109,651
Coca-Cola European Partners PLC	1,012	38,096
Coca-Cola HBC AG	1,304	33,021
Constellation Brands, Inc. – Class A	321	55,437
Diageo PLC	1,525	53,207
Heineken Holding NV	450	37,015
Heineken NV	502	45,962
Keurig Dr Pepper, Inc.(f)	924	25,798
Molson Coors Beverage Co. – Class B	775	29,419
Monster Beverage Corp.(d)	1,264	90,894
PepsiCo, Inc.	845	111,160
Pernod Ricard SA	347	54,075
Remy Cointreau SA	337	40,089

		898,144

Food & Staples Retailing – 0.7%
Alimentation Couche-Tard, Inc. – Class B	3,374	105,617
Carrefour SA	1,249	19,004
Casino Guichard Perrachon SA	448	16,877
Colruyt SA	915	55,228
Costco Wholesale Corp.	505	155,777
Distribuidora Internacional de Alimentacion SA(d)	6,300	805
Empire Co., Ltd. – Class A	3,731	84,438
George Weston Ltd.	1,283	92,681

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 27

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

ICA Gruppen AB	1,334	$62,829
J Sainsbury PLC	10,711	25,683
Jeronimo Martins SGPS SA	2,095	35,723
Koninklijke Ahold Delhaize NV	1,925	48,806
Kroger Co. (The)	1,741	56,791
Loblaw Cos., Ltd.	1,937	95,890
METRO AG	963	9,008
Metro, Inc./CN	3,499	145,922
Rite Aid Corp.(d)(f)	91	1,195
Sysco Corp.	1,355	74,742
Tesco PLC	14,259	40,489
Walgreens Boots Alliance, Inc.	793	34,051
Walmart, Inc.	1,159	143,786
Wm Morrison Supermarkets PLC	13,410	31,112

		1,336,454

Food Products – 0.8%
Archer-Daniels-Midland Co.	1,514	59,515
Aryzta AG(d)	6,292	3,314
Associated British Foods PLC	933	21,103
Barry Callebaut AG	33	66,559
Bunge Ltd.	891	34,767
Campbell Soup Co.	1,279	65,203
Chocoladefabriken Lindt & Spruengli AG	9	75,393
Chocoladefabriken Lindt & Spruengli AG (REG)	1	87,202
Conagra Brands, Inc.	1,969	68,502
Danone SA	580	39,904
General Mills, Inc.	1,305	82,267
Hershey Co. (The)	758	102,846
Hormel Foods Corp.(f)	1,930	94,242
Ingredion, Inc.	628	52,896
JM Smucker Co. (The)	614	69,953
Kellogg Co.	1,053	68,771
Kerry Group PLC – Class A	503	62,322
Kraft Heinz Co. (The)	886	26,996
McCormick & Co., Inc./MD	900	157,644
Mondelez International, Inc. – Class A	1,174	61,189
Mowi ASA	1,945	36,660
Nestle SA	608	66,015
Orkla ASA	3,826	34,364
Saputo, Inc.	2,289	56,242
Tate & Lyle PLC	4,685	39,080
Tyson Foods, Inc. – Class A	1,060	65,126

		1,598,075

Household Products – 0.4%
Church & Dwight Co., Inc.	1,639	123,040
Clorox Co. (The)	669	137,981

28 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Colgate-Palmolive Co.	1,207	$87,302
Edgewell Personal Care Co.(d)	667	20,290
Essity AB – Class B	1,288	42,659
Henkel AG & Co. KGaA	338	27,182
Henkel AG & Co. KGaA (Preference Shares)	356	31,839
Kimberly-Clark Corp.	706	99,857
Procter & Gamble Co. (The)	1,192	138,177
Reckitt Benckiser Group PLC	499	44,694
Spectrum Brands Holdings, Inc.(f)	587	27,777

		780,798

Personal Products – 0.2%
Beiersdorf AG	471	49,473
Coty, Inc. – Class A	2,104	7,638
Estee Lauder Cos., Inc. (The) – Class A	855	168,837
L’Oreal SA	228	66,875
Unilever NV	860	44,443
Unilever PLC	811	43,545

		380,811

Tobacco – 0.1%
Altria Group, Inc.	1,060	41,393
British American Tobacco PLC	579	22,963
British American Tobacco PLC (Sponsored ADR)(f)	643	25,772
Imperial Brands PLC	987	18,003
Philip Morris International, Inc.	715	52,452
Swedish Match AB	1,345	93,872

		254,455

		5,248,737

Industrials – 2.7%
Aerospace & Defense – 0.4%
Airbus SE	181	11,567
BAE Systems PLC	2,639	16,287
Boeing Co. (The)	219	31,941
Bombardier, Inc. – Class B(d)	7,317	2,365
CAE, Inc.	2,809	42,150
Dassault Aviation SA	11	9,292
General Dynamics Corp.	241	35,386
Howmet Aerospace, Inc.	824	10,778
Huntington Ingalls Industries, Inc.	180	35,980
L3Harris Technologies, Inc.	1,019	203,240
Leonardo SpA	684	4,294
Lockheed Martin Corp.	198	76,911
Meggitt PLC	2,664	9,208
Northrop Grumman Corp.	198	66,370
Raytheon Technologies Corp.	1,280	82,586

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 29

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Rolls-Royce Holdings PLC(d)	1,271	$4,332
Safran SA	174	16,767
Textron, Inc.	720	22,298
Thales SA	192	14,696
TransDigm Group, Inc.	93	39,508

		735,956

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.(f)	534	43,324
Deutsche Post AG	500	15,659
DSV PANALPINA A/S	295	31,270
Expeditors International of Washington, Inc.	744	56,819
FedEx Corp.	189	24,676
Kuehne & Nagel International AG	139	20,103
Royal Mail PLC	3,581	7,725
United Parcel Service, Inc. – Class B	471	46,963

		246,539

Airlines – 0.0%
American Airlines Group, Inc.(f)	507	5,323
Delta Air Lines, Inc.	566	14,269
Deutsche Lufthansa AG	656	6,669
easyJet PLC	784	6,661
International Consolidated Airlines Group SA	1,885	5,358
Southwest Airlines Co.	528	16,949
United Airlines Holdings, Inc.(d)	315	8,833

		64,062

Building Products – 0.1%
AO Smith Corp.(f)	711	33,772
Assa Abloy AB – Class B	848	17,308
Carrier Global Corp.(d)	587	12,016
Cie de Saint-Gobain	254	8,312
Fortune Brands Home & Security, Inc.	681	41,514
Geberit AG	50	24,465
Johnson Controls International PLC	1,024	32,164
Masco Corp.	1,061	49,496
Otis Worldwide Corp.	293	15,426
Resideo Technologies, Inc.(d)	63	445

		234,918

Commercial Services & Supplies – 0.2%
Babcock International Group PLC	1,434	6,803
Cintas Corp.	386	95,712
G4S PLC	3,969	4,443
ISS A/S	413	6,901

30 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Republic Services, Inc. – Class A	966	$82,554
Securitas AB – Class B	1,405	18,758
Societe BIC SA	160	8,543
Stericycle, Inc.(d)(f)	372	20,397
Waste Connections, Inc.	891	83,790
Waste Management, Inc.	916	97,783

		425,684

Construction & Engineering – 0.3%
ACS Actividades de Construccion y Servicios SA	482	12,334
Boskalis Westminster	549	10,155
Bouygues SA	319	9,787
China Communications Construction Co., Ltd. – Class H	124,000	79,311
China Railway Construction Corp., Ltd. – Class H	112,500	101,012
China Railway Group Ltd. – Class H	179,000	98,274
Eiffage SA	192	17,527
Epiroc AB – Class A	436	4,880
Epiroc AB – Class B	520	5,831
Ferrovial SA	1,018	27,742
Fluor Corp.	716	8,313
HOCHTIEF AG	79	6,999
Jacobs Engineering Group, Inc.	615	51,672
Orascom Construction PLC	173	948
Skanska AB – Class B	763	15,339
SNC-Lavalin Group, Inc.	1,097	16,636
Vinci SA	175	16,327

		483,087

Electrical Equipment – 0.2%
ABB Ltd.	788	15,636
Acuity Brands, Inc.(f)	140	12,061
AMETEK, Inc.	672	61,629
Eaton Corp. PLC	547	46,440
Emerson Electric Co.	688	41,982
Legrand SA	296	20,281
Melrose Industries PLC	9,810	14,143
nVent Electric PLC	481	8,817
OSRAM Licht AG(d)	209	9,140
Prysmian SpA	537	11,509
Rockwell Automation, Inc.(f)	235	50,797
Schneider Electric SE	198	19,604
Sensata Technologies Holding PLC(d)	858	30,588
Vestas Wind Systems A/S	152	15,525

		358,152

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 31

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.1%
3M Co.	284	$44,429
DCC PLC	173	14,512
General Electric Co.	1,596	10,486
Honeywell International, Inc.	378	55,131
Roper Technologies, Inc.	184	72,459
Siemens AG	118	13,010
Smiths Group PLC	1,381	22,517

		232,544

Machinery – 0.5%
AGCO Corp.	496	27,394
Alfa Laval AB	849	17,253
Alstom SA	518	21,802
ANDRITZ AG	354	13,263
Atlas Copco AB – Class A	436	17,246
Atlas Copco AB – Class B	520	18,482
Caterpillar, Inc.	323	38,802
CNH Industrial NV	1,193	7,281
Cummins, Inc.	221	37,482
Deere & Co.	289	43,963
Dover Corp.	428	41,623
Electrolux Professional AB – Class B(d)	748	2,708
Flowserve Corp.	599	15,634
Fortive Corp.	674	41,100
GEA Group AG	378	11,329
Illinois Tool Works, Inc.	349	60,188
IMI PLC	1,187	13,257
Ingersoll Rand, Inc.(d)	413	11,647
Kone Oyj – Class B	326	21,913
MAN SE	62	3,028
Metso Oyj	392	12,782
Middleby Corp. (The)(d)	251	17,093
PACCAR, Inc.	502	37,078
Parker-Hannifin Corp.	211	37,974
Pentair PLC	481	18,826
Sandvik AB	907	15,163
Schindler Holding AG	78	18,223
Schindler Holding AG (REG)	81	18,915
SKF AB – Class B	706	13,053
Snap-on, Inc.	233	30,218
Stanley Black & Decker, Inc.	329	41,273
Trane Technologies PLC	469	42,308
Volvo AB – Class B	910	12,985
Wartsila Oyj Abp	732	5,743
Weir Group PLC (The)	503	6,072
Westinghouse Air Brake Technologies Corp.	457	27,909

32 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Xylem, Inc./NY	796	$52,807
Zardoya Otis SA	1,731	12,356

		886,173

Marine – 0.0%
AP Moller – Maersk A/S – Class A	10	9,185
AP Moller – Maersk A/S – Class B	9	8,873

		18,058

Professional Services – 0.4%
Adecco Group AG	233	11,204
Bureau Veritas SA	963	19,701
Capita PLC(d)	1,612	673
CoStar Group, Inc.(d)	287	188,502
Equifax, Inc.	383	58,813
Experian PLC	1,125	39,456
Intertek Group PLC	254	17,383
ManpowerGroup, Inc.	340	23,508
Nielsen Holdings PLC	827	11,487
Randstad NV	258	10,806
RELX PLC	1,139	26,286
RELX PLC (London)	1,122	26,115
Robert Half International, Inc.	701	35,569
SGS SA	10	23,593
Thomson Reuters Corp.	1,197	80,174
Verisk Analytics, Inc. – Class A	637	109,997
Wolters Kluwer NV	490	38,988

		722,255

Road & Rail – 0.2%
AMERCO	94	30,315
Canadian National Railway Co.	661	56,938
Canadian Pacific Railway Ltd.	280	70,181
CSX Corp.	526	37,651
Garrett Motion, Inc.(d)	37	191
JB Hunt Transport Services, Inc.	438	52,415
Kansas City Southern	333	50,123
Norfolk Southern Corp.	311	55,448
Union Pacific Corp.	324	55,035

		408,297

Trading Companies & Distributors – 0.1%
AerCap Holdings NV(d)	317	10,220
Ashtead Group PLC	560	16,723
Brenntag AG	322	17,131
Bunzl PLC	677	15,844
Fastenal Co.	1,510	62,303
Ferguson PLC	296	23,345
Finning International, Inc.	1,846	24,616

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 33

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Rexel SA(d)	970	$9,889
Travis Perkins PLC	782	10,682
United Rentals, Inc.(d)	195	27,084
WW Grainger, Inc.	196	60,685

		278,522

Transportation Infrastructure – 0.1%
Aena SME SA(e)	131	18,643
Aeroports de Paris	132	13,760
Atlantia SpA	613	10,078
Fraport AG Frankfurt Airport Services Worldwide	264	13,208
Getlink SE	1,705	24,656
Macquarie Infrastructure Corp.	570	16,182

		96,527

		5,190,774

Utilities – 2.2%
Electric Utilities – 1.2%
Alliant Energy Corp.	1,649	81,395
American Electric Power Co., Inc.	1,054	89,853
Duke Energy Corp.	865	74,070
Edison International	797	46,314
EDP – Energias de Portugal SA	18,050	84,322
Electricite de France SA	3,570	31,855
Emera, Inc.	2,500	99,393
Endesa SA	3,408	81,405
Enel SpA	10,639	82,258
Entergy Corp.	880	89,602
Evergy, Inc.	973	60,024
Eversource Energy	1,141	95,502
Exelon Corp.	1,491	57,120
FirstEnergy Corp.	1,915	80,928
Fortis, Inc./Canada	2,662	102,489
Fortum Oyj	4,004	77,111
Hydro One Ltd.(e)	3,582	69,410
Iberdrola SA	8,027	86,912
NextEra Energy, Inc.	539	137,747
OGE Energy Corp.	1,973	61,794
Orsted A/S(e)	1,497	176,054
Pinnacle West Capital Corp.	753	58,659
PPL Corp.	1,790	50,013
Red Electrica Corp. SA	3,748	65,995
Southern Co. (The)	1,397	79,727
SSE PLC	3,489	53,626
Terna Rete Elettrica Nazionale SpA	13,636	92,639
Xcel Energy, Inc.	1,190	77,386

		2,243,603

34 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Gas Utilities – 0.2%
AltaGas Ltd.	3,076	$33,020
Atmos Energy Corp.	860	88,391
Enagas SA	3,496	78,799
Naturgy Energy Group SA	2,625	48,953
Snam SpA	22,765	106,639
UGI Corp.	1,317	41,933

		397,735

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp./VA	4,046	50,535

Multi-Utilities – 0.7%
Ameren Corp.	1,162	86,836
Atco Ltd./Canada – Class I	1,665	46,932
Canadian Utilities Ltd. – Class A	2,932	70,359
CenterPoint Energy, Inc.(f)	2,121	37,711
Centrica PLC	23,244	10,545
CMS Energy Corp.	1,535	89,920
Consolidated Edison, Inc.	866	65,002
Dominion Energy, Inc.	1,315	111,788
DTE Energy Co.	687	73,901
E.ON SE	6,694	71,008
Engie SA	3,398	40,383
National Grid PLC	4,604	52,972
NiSource, Inc.	2,608	62,149
Public Service Enterprise Group, Inc.	1,187	60,584
RWE AG	2,734	91,111
Sempra Energy	547	69,092
Suez	3,280	37,399
United Utilities Group PLC	6,181	70,366
Veolia Environnement SA	2,624	57,780
WEC Energy Group, Inc.	1,055	96,775

		1,302,613

Water Utilities – 0.1%
American Water Works Co., Inc.	869	110,363
Severn Trent PLC	2,353	71,250

		181,613

		4,176,099

Materials – 2.1%
Chemicals – 1.1%
Air Liquide SA	447	60,783
Air Products & Chemicals, Inc.	522	126,141
Akzo Nobel NV	408	33,504
Albemarle Corp.(f)	546	41,780
Arkema SA	294	25,781

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 35

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Axalta Coating Systems Ltd.(d)(g)	2,149	$49,663
BASF SE	444	24,166
Celanese Corp. – Class A	722	64,915
CF Industries Holdings, Inc.	1,192	35,009
Chr Hansen Holding A/S	469	45,547
Corteva, Inc.(d)	701	19,144
Covestro AG(e)	458	17,027
Croda International PLC	632	40,661
Dow, Inc.(d)	701	27,059
DuPont de Nemours, Inc.	701	35,562
Eastman Chemical Co.	794	54,056
Ecolab, Inc.	833	177,079
EMS-Chemie Holding AG	47	34,922
Evonik Industries AG	1,232	30,443
FMC Corp.	742	73,020
FUCHS PETROLUB SE (Preference Shares)	915	36,630
Givaudan SA	25	90,027
International Flavors & Fragrances, Inc.	533	70,990
Johnson Matthey PLC	1,127	29,715
K&S AG	1,009	6,450
Koninklijke DSM NV	642	82,121
LANXESS AG	442	22,942
Linde PLC	436	88,220
Livent Corp.(d)(f)	693	4,671
LyondellBasell Industries NV – Class A	645	41,125
Methanex Corp.	1,103	17,873
Mosaic Co. (The)	2,007	24,265
Novozymes A/S – Class B	559	30,532
Nutrien Ltd.	3,184	108,689
PPG Industries, Inc.	660	67,102
Sherwin-Williams Co. (The)	231	137,179
Sika AG	360	61,844
Solvay SA	330	25,199
Symrise AG	710	78,169
Umicore SA	1,130	50,212
WR Grace & Co.(f)	870	45,414
Yara International ASA	866	29,790

		2,165,421

Construction Materials – 0.1%
CRH PLC	1,075	34,617
HeidelbergCement AG	356	17,807
Imerys SA	563	19,545
LafargeHolcim Ltd.(d)	595	24,809
Martin Marietta Materials, Inc.	237	45,525
Vulcan Materials Co.	393	42,570

		184,873

36 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Containers & Packaging – 0.3%
Avery Dennison Corp.	978	$108,235
Ball Corp.	1,802	128,411
CCL Industries, Inc. – Class B	1,790	60,310
Crown Holdings, Inc.(d)	1,332	87,153
International Paper Co.	1,270	43,243
Packaging Corp. of America	678	68,756
Sealed Air Corp.	1,509	48,439
Westrock Co.	1,050	29,463

		574,010

Metals & Mining – 0.5%
Agnico Eagle Mines Ltd.	888	56,814
Anglo American PLC	1,415	29,954
Antofagasta PLC	2,036	22,231
ArcelorMittal SA	987	9,453
Arconic Corp.(d)	206	2,981
Barrick Gold Corp. (London)	1,911	46,901
Barrick Gold Corp. (Toronto)	2,364	56,849
BHP Group PLC	1,449	28,496
Boliden AB	977	21,349
Eldorado Gold Corp.(d)	1,427	12,012
First Quantum Minerals Ltd.	3,202	18,767
Franco-Nevada Corp.	739	103,729
Freeport-McMoRan, Inc.	2,604	23,618
Fresnillo PLC	1,276	12,351
Glencore PLC(d)	5,705	10,774
Kinross Gold Corp.(d)	6,730	43,747
Newmont Corp. (Canada)	1,053	61,879
Newmont Corp.	1,386	81,039
Norsk Hydro ASA	4,362	11,089
Nucor Corp.	910	38,456
Rio Tinto PLC	669	36,283
Teck Resources Ltd. – Class B	2,652	25,194
thyssenkrupp AG(d)	1,007	6,844
Turquoise Hill Resources Ltd.(d)	6,412	4,797
voestalpine AG	636	12,421
Wheaton Precious Metals Corp.	1,870	80,567
Yamana Gold, Inc.	7,199	38,953

		897,548

Paper & Forest Products – 0.1%
Mondi PLC	1,889	35,542
Stora Enso Oyj – Class R	2,477	30,401
Svenska Cellulosa AB SCA – Class B	1,288	16,117
UPM-Kymmene Oyj	1,348	38,895
West Fraser Timber Co., Ltd.	1,065	28,821

		149,776

		3,971,628

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 37

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary – 1.9%
Auto Components – 0.1%
Aptiv PLC	302	$22,756
Autoliv, Inc.(f)	287	18,247
BorgWarner, Inc.	633	20,351
Cie Generale des Etablissements Michelin SCA – Class B	199	20,141
Continental AG	107	10,581
Delphi Technologies PLC(d)(f)	100	1,288
Goodyear Tire & Rubber Co. (The)	816	6,210
Lear Corp.	199	21,104
Linamar Corp.	630	17,497
Magna International, Inc. – Class A (Canada)	729	30,741
Nokian Renkaat Oyj	578	13,464
Schaeffler AG (Preference Shares)	1,288	9,920
Valeo SA	282	6,971
Veoneer, Inc.(d)(f)	287	3,094

		202,365

Automobiles – 0.1%
Bayerische Motoren Werke AG	252	14,769
Bayerische Motoren Werke AG (Preference Shares)	288	13,298
Daimler AG	349	13,004
Ferrari NV	303	51,518
Fiat Chrysler Automobiles NV	1,290	11,514
Ford Motor Co.	2,754	15,725
General Motors Co.	869	22,490
Harley-Davidson, Inc.(f)	457	9,752
Peugeot SA	996	14,298
Porsche Automobil Holding SE (Preference Shares)	377	20,726
Renault SA	203	4,602
Tesla, Inc.(d)	54	45,090
Volkswagen AG	151	24,025
Volkswagen AG (Preference Shares)	138	20,434

		281,245

Distributors – 0.0%
Genuine Parts Co.	435	36,283
LKQ Corp.(d)	877	24,083

		60,366

Diversified Consumer Services – 0.0%
H&R Block, Inc.(f)	830	14,110

Hotels, Restaurants & Leisure – 0.4%
Accor SA	515	14,559
Aramark	1,174	30,395

38 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Carnival Corp.(f)	557	$8,767
Carnival PLC	409	5,401
Chipotle Mexican Grill, Inc. – Class A(d)	57	57,223
Compass Group PLC	1,758	25,771
Darden Restaurants, Inc.	368	28,285
Domino’s Pizza, Inc.	151	58,262
Flutter Entertainment PLC	226	28,841
Hilton Worldwide Holdings, Inc.	532	42,193
InterContinental Hotels Group PLC	470	22,557
Las Vegas Sands Corp.	477	22,867
Marriott International, Inc./MD – Class A	350	30,975
McDonald’s Corp.	324	60,368
MGM Resorts International(f)	769	13,211
Norwegian Cruise Line Holdings Ltd.(d)(f)	485	7,595
Restaurant Brands International, Inc.	668	36,494
Royal Caribbean Cruises Ltd.	277	14,368
Sodexo SA	224	15,112
Starbucks Corp.	666	51,941
TUI AG	1,641	8,949
Whitbread PLC	504	15,807
William Hill PLC	6,112	10,172
Wyndham Destinations, Inc.	277	8,809
Wyndham Hotels & Resorts, Inc.	277	12,723
Wynn Resorts Ltd.	179	14,907
Yum! Brands, Inc.	630	56,530

		703,082

Household Durables – 0.2%
Barratt Developments PLC	2,559	15,829
Berkeley Group Holdings PLC	550	28,018
DR Horton, Inc.	836	46,231
Electrolux AB – Class B	748	12,333
Garmin Ltd.	605	54,553
Husqvarna AB – Class B	2,521	18,695
Leggett & Platt, Inc.	679	20,771
Lennar Corp. – Class A	555	33,555
Lennar Corp. – Class B	11	494
Mohawk Industries, Inc.(d)	156	14,539
Newell Brands, Inc.	610	8,021
Persimmon PLC	763	21,764
PulteGroup, Inc.	1,261	42,836
SEB SA	162	22,339
Taylor Wimpey PLC	9,372	16,788
Toll Brothers, Inc.	690	22,294
Whirlpool Corp.(f)	167	20,344

		399,404

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 39

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.(d)	29	$70,829
Booking Holdings, Inc.(d)	17	27,870
eBay, Inc.	1,712	77,964
Expedia Group, Inc.	215	17,088
MercadoLibre, Inc.(d)	134	114,124
Qurate Retail, Inc.(d)	1,207	9,940
Zalando SE(d)(e)	491	33,387

		351,202

Leisure Products – 0.0%
Hasbro, Inc.	367	26,978
Mattel, Inc.(d)	1,058	9,744
Nordic Entertainment Group AB – Class B	65	1,966
Polaris, Inc.	248	21,660

		60,348

Multiline Retail – 0.2%
Canadian Tire Corp., Ltd. – Class A	300	25,628
Dollar General Corp.	382	73,157
Dollar Tree, Inc.(d)	304	29,753
Dollarama, Inc.	1,356	45,973
Kohl’s Corp.	485	9,322
Macy’s, Inc.(f)	699	4,446
Marks & Spencer Group PLC	4,897	5,946
Next PLC	400	24,190
Nordstrom, Inc.(f)	496	8,000
Target Corp.	562	68,749

		295,164

Specialty Retail – 0.3%
Advance Auto Parts, Inc.	173	24,102
AutoNation, Inc.(d)	587	23,175
AutoZone, Inc.(d)	47	53,949
Bed Bath & Beyond, Inc.(f)	660	4,798
Best Buy Co., Inc.	397	31,002
CarMax, Inc.(d)	276	24,302
CECONOMY AG(d)	963	2,857
Dick’s Sporting Goods, Inc.	553	19,941
Dixons Carphone PLC	4,868	4,560
Dufry AG(d)	127	3,801
Foot Locker, Inc.	407	11,274
Gap, Inc. (The)	852	7,583
Hennes & Mauritz AB – Class B	936	14,235
Home Depot, Inc. (The)	245	60,878
Industria de Diseno Textil SA	757	21,085
Kingfisher PLC	6,282	15,246

40 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

L Brands, Inc.	409	$6,622
Lowe’s Cos., Inc.	362	47,187
O’Reilly Automotive, Inc.(d)	119	49,652
Ross Stores, Inc.	451	43,729
Signet Jewelers Ltd.(f)	287	3,028
Tiffany & Co.	315	40,361
TJX Cos., Inc. (The)	1,056	55,714
Tractor Supply Co.	570	69,551
Ulta Beauty, Inc.(d)	91	22,205

		660,837

Textiles, Apparel & Luxury Goods – 0.4%
adidas AG	138	36,599
Burberry Group PLC	981	18,319
Capri Holdings Ltd.(d)(f)	474	7,129
Christian Dior SE	102	43,398
Cie Financiere Richemont SA	285	16,752
EssilorLuxottica SA	493	64,163
Gildan Activewear, Inc.	1,287	17,853
Hanesbrands, Inc.(f)	1,331	13,124
Hermes International	67	55,992
HUGO BOSS AG	261	7,163
Kering SA	75	39,319
Kontoor Brands, Inc.(d)(f)	82	1,199
Lululemon Athletica, Inc.(d)	362	108,634
LVMH Moet Hennessy Louis Vuitton SE	90	37,757
NIKE, Inc. – Class B	676	66,640
Pandora A/S	240	12,025
Puma SE	60	4,316
PVH Corp.	229	10,413
Ralph Lauren Corp.	379	28,618
Swatch Group AG (The)	56	11,297
Swatch Group AG (The) (REG)	301	11,791
Tapestry, Inc.	597	8,119
Under Armour, Inc. – Class A(d)	1,122	9,817
Under Armour, Inc. – Class C(d)	1,242	9,762
VF Corp.	576	32,314

		672,513

		3,700,636

Communication Services – 1.5%
Diversified Telecommunication Services – 0.6%
Altice Europe NV – Class A(d)	704	2,781
Altice USA, Inc. – Class A(d)	713	18,338
AT&T, Inc.	2,772	85,544
BCE, Inc.	3,032	126,028

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 41

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

BT Group PLC	7,665	$11,035
CenturyLink, Inc.(f)	3,838	37,728
Charter Communications, Inc. – Class A(d)	83	45,152
Comcast Corp. – Class A	824	32,630
Deutsche Telekom AG	2,256	35,405
Elisa Oyj	1,116	69,541
Eurazeo SE	635	30,962
Eutelsat Communications SA	1,132	11,334
Frontier Communications Corp.(d)	2,474	233
Iliad SA	138	24,173
Koninklijke KPN NV	12,242	29,924
Liberty Global PLC – Class A(d)	813	17,268
Orange SA	2,176	26,170
Proximus SADP	1,770	36,724
Shaw Communications, Inc. – Class B	2,404	40,560
Sirius XM Holdings, Inc.(f)	4,633	26,964
Swisscom AG	114	59,326
Telecom Italia SpA/Milano(d)	31,583	11,724
Telecom Italia SpA/Milano (Savings Shares)	39,625	15,335
Telefonica Deutschland Holding AG	7,772	23,702
Telefonica SA	3,229	15,120
Telenet Group Holding NV	522	21,357
Telenor ASA	2,325	35,241
Telia Co. AB	12,753	43,620
TELUS Corp.(d)	6,684	115,830
United Internet AG	623	25,663
Verizon Communications, Inc.	1,696	97,316

		1,172,728

Entertainment – 0.2%
Activision Blizzard, Inc.	841	60,535
Bollore SA	3,319	9,531
Electronic Arts, Inc.(d)	495	60,826
Modern Times Group MTG AB – Class B(d)	65	744
Netflix, Inc.(d)	129	54,145
Vivendi SA	1,098	25,106
Walt Disney Co. (The)	1,074	125,980

		336,867

Interactive Media & Services – 0.2%
Adevinta ASA – Class B(d)	2,027	21,414
Alphabet, Inc. – Class A(d)	78	111,815
Alphabet, Inc. – Class C(d)	76	108,598
Auto Trader Group PLC	4,579	31,828
Cars.com, Inc.(d)	283	1,746

42 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Facebook, Inc. – Class A(d)	387	$87,110
TripAdvisor, Inc.	426	8,213
Twitter, Inc.(d)	1,866	57,790
Zillow Group, Inc. – Class C(d)(f)	848	49,175

		477,689

Media – 0.3%
Altice Europe NV – Class B(d)	1,011	3,983
Discovery, Inc. – Class A(d)(f)	1,012	22,011
Discovery, Inc. – Class C(d)	1,427	27,955
DISH Network Corp. – Class A(d)	297	9,400
Fox Corp. – Class A	338	9,859
Fox Corp. – Class B(d)	340	9,785
Interpublic Group of Cos., Inc. (The)	1,393	23,834
ITV PLC	7,799	7,777
JCDecaux SA	889	18,216
Lagardere SCA	819	11,526
Liberty Broadband Corp.(d)	346	47,271
Liberty Global PLC(d)	1,811	37,361
Liberty Latin America Ltd. – Class C(d)	937	8,995
Liberty Media Corp.-Liberty SiriusXM – Class A(d)	944	34,456
Liberty Media Corp.-Liberty SiriusXM – Class C(d)	700	25,529
News Corp. – Class A	2,510	30,748
Omnicom Group, Inc.	460	25,203
Pearson PLC	1,740	9,951
ProSiebenSat.1 Media SE	638	8,225
Publicis Groupe SA	351	10,002
RTL Group SA	319	10,841
Schibsted ASA	973	24,180
Schibsted ASA – Class B	1,054	25,292
SES SA	1,380	10,224
TEGNA, Inc.	850	9,962
ViacomCBS, Inc. – Class B(f)	829	17,194
WPP PLC	1,472	11,203

		490,983

Wireless Telecommunication Services – 0.2%
Millicom International Cellular SA	591	14,116
Rogers Communications, Inc. – Class B	2,193	91,902
T-Mobile US, Inc.(d)	970	97,039
Tele2 AB – Class B	4,849	64,249
Vodafone Group PLC	17,886	29,413

		296,719

		2,774,986

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 43

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Energy – 1.1%
Energy Equipment & Services – 0.1%
Apergy Corp.(d)	214	$1,941
Baker Hughes Co. – Class A	758	12,514
Core Laboratories NV	280	5,662
Drilling Co. of 1972 A/S (The)(d)	38	833
Halliburton Co.	747	8,777
Helmerich & Payne, Inc.	490	9,864
National Oilwell Varco, Inc.	851	10,612
Petrofac Ltd.	6,919	14,728
Saipem SpA	858	2,056
Schlumberger Ltd.	606	11,193
TechnipFMC PLC	994	7,356
Tenaris SA	3,797	23,896
Weatherford International PLC(d)	1	2

		109,434

Oil, Gas & Consumable Fuels – 1.0%
Antero Resources Corp.(d)(f)	1,271	3,800
Apache Corp.	607	6,549
ARC Resources Ltd.	2,540	10,239
BP PLC	13,599	52,002
Cabot Oil & Gas Corp.	1,013	20,098
Cameco Corp.	2,728	29,641
Canadian Natural Resources Ltd.	1,035	18,906
Cenovus Energy, Inc.	2,621	11,422
Cheniere Energy, Inc.(d)	609	27,009
Chevron Corp.	461	42,274
China Petroleum & Chemical Corp. – Class H	230,000	107,311
China Shenhua Energy Co., Ltd. – Class H	99,000	181,339
Cimarex Energy Co.	268	7,043
Concho Resources, Inc.	241	13,139
ConocoPhillips	716	30,201
Continental Resources, Inc./OK	603	7,375
Crescent Point Energy Corp.	2,365	3,332
Devon Energy Corp.	669	7,232
Diamondback Energy, Inc.	286	12,178
Enbridge, Inc.	1,314	42,736
Eni SpA	4,936	44,891
EOG Resources, Inc.	364	18,553
EQT Corp.	539	7,190
Equinor ASA	4,590	66,939
Equitrans Midstream Corp.(f)	431	3,487
Exxon Mobil Corp.	713	32,420
Galp Energia SGPS SA	4,711	56,052
Hess Corp.	565	26,820

44 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

HollyFrontier Corp.	1,019	$32,047
Husky Energy, Inc.	3,080	8,679
Imperial Oil Ltd.	1,534	23,965
Inter Pipeline Ltd.	3,237	29,646
Keyera Corp.	1,731	27,432
Kinder Morgan, Inc./DE	1,880	29,704
Koninklijke Vopak NV	1,705	93,326
Lundin Petroleum AB	2,787	67,998
Marathon Oil Corp.	1,390	7,423
Marathon Petroleum Corp.	1,407	49,442
Murphy Oil Corp.(f)	914	10,922
Neste Oyj	4,680	190,705
Noble Energy, Inc.	924	8,066
Occidental Petroleum Corp.	864	11,189
OMV AG	1,553	51,317
ONEOK, Inc.	703	25,793
Ovintiv, Inc.(f)	398	3,061
Ovintiv, Inc.	403	3,038
Parsley Energy, Inc. – Class A	749	6,846
Pembina Pipeline Corp.	2,130	53,217
Peyto Exploration & Development Corp.	1,639	2,928
Phillips 66	607	47,504
Pioneer Natural Resources Co.	178	16,305
PrairieSky Royalty Ltd.	1,883	12,418
Range Resources Corp.	940	5,631
Royal Dutch Shell PLC – Class A	3,106	49,162
Royal Dutch Shell PLC – Class B	3,120	47,633
Seven Generations Energy Ltd.(d)	1,456	3,067
Southwestern Energy Co.(d)	2,381	7,167
Suncor Energy, Inc.	1,483	25,495
Targa Resources Corp.	621	11,110
TC Energy Corp.	1,444	65,076
TOTAL SA	1,632	61,887
Tourmaline Oil Corp.	1,532	15,221
Valero Energy Corp.	618	41,183
Vermilion Energy, Inc.	920	4,584
Williams Cos., Inc. (The)	1,051	21,472

		2,061,837

		2,171,271

Real Estate – 1.0%
Equity Real Estate Investment Trusts (REITs) – 0.9%
Alexandria Real Estate Equities, Inc.	370	56,876
American Tower Corp.	354	91,392
AvalonBay Communities, Inc.	234	36,506
Boston Properties, Inc.	360	30,953
British Land Co. PLC (The)	5,156	26,133

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 45

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Brixmor Property Group, Inc.	1,101	$12,287
Camden Property Trust	472	43,221
Colony Capital, Inc.(f)	3,138	6,307
Covivio	424	24,773
Crown Castle International Corp.	494	85,047
Digital Realty Trust, Inc.	378	54,266
Duke Realty Corp.	1,323	45,617
Equinix, Inc.	91	63,484
Equity Residential	641	38,819
Essex Property Trust, Inc.	185	44,913
Extra Space Storage, Inc.	489	47,311
Federal Realty Investment Trust	282	22,535
Gecina SA	296	38,032
H&R Real Estate Investment Trust	3,643	25,665
Hammerson PLC	5,647	5,171
Healthpeak Properties, Inc.	1,144	28,188
Host Hotels & Resorts, Inc.	1,706	20,370
ICADE	547	39,214
Intu Properties PLC(d)	9,375	603
Iron Mountain, Inc.(f)	1,144	29,470
JBG SMITH Properties	232	6,897
Kimco Realty Corp.	1,471	16,343
Klepierre SA	1,062	20,198
Land Securities Group PLC	3,092	23,252
Macerich Co. (The)(f)	493	3,357
Mid-America Apartment Communities, Inc.	487	56,667
National Retail Properties, Inc.	864	27,121
Prologis, Inc.	1,398	127,917
Public Storage	203	41,156
Realty Income Corp.	678	37,500
Regency Centers Corp.	664	28,413
RioCan Real Estate Investment Trust	3,105	32,835
SBA Communications Corp.	280	87,956
Segro PLC	5,086	52,851
Simon Property Group, Inc.	199	11,482
SL Green Realty Corp.	359	15,121
SmartCentres Real Estate Investment Trust	1,619	23,635
UDR, Inc.	1,200	44,376
Ventas, Inc.	613	21,424
VEREIT, Inc.	3,437	18,835
Vornado Realty Trust	465	16,838
Welltower, Inc.	621	31,466
Weyerhaeuser Co.	1,110	22,411

		1,685,204

46 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Real Estate Management & Development – 0.1%
Brookfield Property REIT, Inc. – Class A(f)		456	$4,738
CBRE Group, Inc. – Class A(d)		938	41,253
Deutsche Wohnen SE		1,099	49,211
First Capital Real Estate Investment Trust		2,575	24,481
Jones Lang LaSalle, Inc.		249	25,498
Swiss Prime Site AG		732	68,412
Unibail-Rodamco-Westfield		156	8,274
Vonovia SE		1,235	71,035

			292,902

			1,978,106

Total Common Stocks (cost $41,685,959)			51,479,858

		Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.3%
Risk Share Floating Rate – 2.3%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C03, Class 1M2 5.168% (LIBOR 1 Month + 5.00%), 07/25/2025(h)	U.S.$	753	751,575
Series 2015-C03, Class 2M2 5.168% (LIBOR 1 Month + 5.00%), 07/25/2025(h)		3,704	3,744,709

Total Collateralized Mortgage Obligations (cost $4,465,516)			4,496,284

		Shares
INVESTMENT COMPANIES – 2.1%
Funds and Investment Trusts – 2.1%(i)
Altaba, Inc.(d)(j)(k)(l)		1,120	– 0	–
iShares Global Energy ETF(f)		47,190	948,047
VanEck Vectors JP Morgan EM Local Currency Bond ETF – Class E		98,020	3,021,957

Total Investment Companies (cost $3,969,727)			3,970,004

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 47

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

PREFERRED STOCKS – 1.0%
Financials – 1.0%
Equity Real Estate Investment Trusts (REITs) – 1.0%
Hersha Hospitality Trust Series C 6.875%(f)		60,000	$711,000
Pebblebrook Hotel Trust Series C 6.50%		58,525	1,254,776

Total Preferred Stocks (cost $2,963,125)			1,965,776

		Principal Amount (000)
GOVERNMENTS – SOVEREIGN BONDS – 0.7%
Mexico – 0.7%
Mexico Government International Bond 4.125%, 1/21/2026 (cost $1,171,665)	U.S.$	1,174	1,255,006

		Notional Amount
OPTIONS PURCHASED – PUTS – 0.3%
Options on Forward Contracts – 0.3%
Put – RUB vs. USD Expiration: Jul 2020, Contracts: 758,899,800; Exercise Price: RUB 67.35; Counterparty; Deutsche Bank AG(d) (premiums paid $319,459)	RUB	758,899,800	565,174

		Shares
RIGHTS – 0.0%
Communication Services – 0.0%
Media – 0.0%
Liberty Media Corp-Liberty SiriusXM, expiring 06/02/2020(d)		155	1,685

Consumer Discretionary – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Whitbread PLC, expiring 06/09/2020(d)		252	3,118

48 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care – 0.0%
Pharmaceuticals – 0.0%
Bristol-Myers Squibb Co., expiring 11/19/2024(d)	350	$1,151

Industrials – 0.0%
Construction & Engineering – 0.0%
Ferrovial SA, expiring 05/29/2020(d)	1,018	377

Total Rights (cost $6,808)		6,331

WARRANTS – 0.0%
Energy Equipment & Services – 0.0%
Weatherford Intl PLC, expiring 11/26/2023(d) (cost $0)	20	3

SHORT-TERM INVESTMENTS – 8.3%
Investment Companies – 8.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.14%(i)(m)(n) (cost $15,950,043)	15,950,043	15,950,043

Total Investments Before Security Lending Collateral for Securities Loaned – 91.8% (cost $164,971,831)		175,715,586

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc.– Government Money Market Portfolio – Class AB, 0.14%(i)(m)(n) (cost $2,462,269)	2,462,269	2,462,269

Total Investments – 93.1% (cost $167,434,100)		178,177,855
Other assets less liabilities – 6.9%		13,159,275

Net Assets – 100.0%		$191,337,130

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 49

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Bcom Commodity Index Futures	293	June 2020	$1,840,040	$(19,899)
Brent Crude Futures	48	July 2020	1,832,160	311,683
Brent Crude Futures	5	October 2020	197,050	8,730
Canadian 10 Yr Bond Futures	70	September 2020	7,811,163	(26,604)
Cattle Feeder Futures	11	August 2020	744,425	1,704
Cocoa Futures	52	July 2020	1,276,080	45,622
Coffee Robusta Futures	52	July 2020	607,880	(32,904)
Coffee ‘C’ Futures	12	December 2020	452,475	(50,814)
Copper Futures	103	July 2020	6,245,663	243,486
Copper Futures	8	December 2020	490,700	12,784
Corn Futures	74	December 2020	1,253,375	(146,020)
Corn Futures	19	September 2020	313,500	1,369
Cotton No.2 Futures	27	July 2020	777,465	18,497
Euro STOXX 50 Index Futures	10	June 2020	338,121	9,057
FTSE China A50 Futures	259	June 2020	3,417,505	65,126
Gasoline RBOB Futures	14	July 2020	641,449	112,474
Gold 100 OZ Futures	39	December 2020	6,886,230	173,840
Hang Seng Index Futures	4	June 2020	587,473	3,843
KC HRW Wheat Futures	58	December 2020	1,415,200	75,128
Lean Hogs Futures	32	June 2020	727,680	81,364
Live Cattle Futures	36	June 2020	1,436,040	(196,925)
LME Lead Futures	17	July 2020	708,900	12,851
LME Nickel Futures	15	June 2020	1,104,368	(10,736)
LME Nickel Futures	8	December 2020	595,320	8,136
LME Nickel Futures	15	July 2020	1,106,303	(33,686)
LME Primary Aluminum Futures	87	July 2020	3,339,169	82,510
LME Zinc Futures	42	July 2020	2,085,563	55,149
Long Gilt Futures	43	September 2020	7,298,748	4,735
Low SU Gasoil Futures	21	September 2020	654,675	45,087
MSCI Emerging Markets Futures	133	June 2020	6,203,785	536,923
MSCI Singapore IX ETS Futures	15	June 2020	305,776	(3,702)
Natural Gas Futures	75	November 2020	2,108,250	222,470
Nikkei 225 (CME) Futures	6	June 2020	658,650	44,326
NY Harbor ULSD Futures	12	November 2020	586,706	(78,713)
Palladium Futures	2	September 2020	394,580	(27,423)
Platinum Futures	13	July 2020	568,490	(21,263)
S&P 500 E-Mini Futures	9	June 2020	1,368,900	118,445
S&P Mid 400 E-Mini Futures	25	June 2020	4,405,750	327,536
Silver Futures	28	July 2020	2,589,860	396,257
Soybean Futures	45	November 2020	1,916,437	19,554
Soybean Meal Futures	80	July 2020	2,265,600	(122,210)
Soybean Oil Futures	103	December 2020	1,743,378	36,780
SPI 200 Futures	15	June 2020	1,436,998	139,631
Sugar 11 (World) Futures	80	June 2020	977,536	(9,379)

50 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
TOPIX Index Futures	39	June 2020	$5,637,813	$678,881
U.S. T-Note 5 Yr (CBT) Futures	87	September 2020	10,929,375	13,482
U.S. T-Note 10 Yr (CBT) Futures	445	September 2020	61,882,813	124,503
U.S. Ultra Bond (CBT) Futures	9	September 2020	1,962,281	(8,912)
Wheat (CBT) Futures	57	December 2020	1,516,912	21,518
WTI Crude Futures	4	November 2020	147,680	23,996
WTI Crude Futures	53	August 2020	1,918,600	428,916

Sold Contracts
Japan 10 Yr Bond (OSE) Futures	10	June 2020	14,112,847	(5,991)
LME Nickel Futures	8	December 2020	595,320	(47,279)
LME Nickel Futures	25	July 2020	1,843,838	(34,847)
LME Primary Aluminum Futures	33	July 2020	1,266,581	134,632
LME Zinc Futures	18	July 2020	893,813	3,681
S&P TSX 60 Index Futures	25	June 2020	3,325,344	(279,463)
Soybean Futures	10	July 2020	420,375	(386)
Soybean Oil Futures	22	July 2020	361,416	(9,774)

				$3,477,776

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNY	8,066	USD	1,134	06/16/2020	$1,348
Australia and New Zealand Banking Group Ltd.	AUD	2,316	USD	1,507	06/11/2020	(36,531)
Australia and New Zealand Banking Group Ltd.	USD	2,141	CNY	15,127	06/16/2020	(16,900)
Bank of America, NA	RUB	164,895	USD	2,601	07/09/2020	273,654
Bank of America, NA	RUB	39,341	USD	537	07/09/2020	(18,648)
Bank of America, NA	AUD	1,744	USD	1,124	06/11/2020	(38,503)
Bank of America, NA	EUR	1,363	USD	1,470	06/10/2020	(42,757)
Bank of America, NA	GBP	611	USD	745	07/17/2020	(9,313)
Bank of America, NA	USD	709	EUR	654	06/10/2020	17,990
Bank of America, NA	NOK	11,359	EUR	1,039	07/15/2020	(14,064)
Bank of America, NA	USD	717	CZK	17,697	07/29/2020	13,347
Barclays Bank PLC	KRW	1,557,182	USD	1,273	08/13/2020	9,848
Barclays Bank PLC	KRW	937,969	USD	761	08/13/2020	(91)
Barclays Bank PLC	INR	140,319	USD	1,823	07/23/2020	(25,738)
Barclays Bank PLC	CNY	15,127	USD	2,133	06/16/2020	9,028
Barclays Bank PLC	MYR	16,359	USD	3,707	08/13/2020	(49,599)
Barclays Bank PLC	MYR	7,474	USD	1,753	08/13/2020	36,283
Barclays Bank PLC	AUD	1,733	USD	1,150	06/11/2020	(4,973)

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 51

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,534	EUR	1,396	06/10/2020	$14,923
Barclays Bank PLC	USD	757	AUD	1,172	06/11/2020	23,552
Barclays Bank PLC	USD	4,954	MYR	21,030	08/13/2020	(124,552)
Barclays Bank PLC	AUD	1,750	JPY	121,389	06/11/2020	(40,584)
Barclays Bank PLC	USD	1,691	MYR	7,391	08/13/2020	6,547
Barclays Bank PLC	USD	1,511	CNY	10,751	06/16/2020	(1,772)
Barclays Bank PLC	USD	1,309	RUB	83,994	07/09/2020	(123,218)
Barclays Bank PLC	USD	1,484	KRW	1,808,166	08/13/2020	(17,234)
BNP Paribas SA	CNY	10,599	USD	1,488	06/16/2020	(172)
BNP Paribas SA	BRL	4,819	USD	895	07/02/2020	(6,897)
BNP Paribas SA	BRL	4,819	USD	888	06/02/2020	(14,979)
BNP Paribas SA	USD	896	BRL	4,819	06/02/2020	6,936
BNP Paribas SA	USD	1,154	CAD	1,588	08/06/2020	(462)
BNP Paribas SA	AUD	1,721	JPY	120,546	06/11/2020	(28,941)
BNP Paribas SA	USD	760	MXN	18,662	06/19/2020	79,873
Brown Brothers Harriman & Co.	ILS	2,663	USD	765	06/18/2020	6,132
Citibank, NA	JPY	5,428,784	USD	51,795	06/15/2020	1,448,216
Citibank, NA	CLP	651,640	USD	808	07/15/2020	(6,461)
Citibank, NA	AUD	4,936	USD	2,932	06/11/2020	(358,308)
Citibank, NA	GBP	7,460	USD	9,116	07/17/2020	(99,703)
Citibank, NA	USD	2,379	AUD	4,005	06/11/2020	290,704
Citibank, NA	USD	778	CLP	651,640	07/15/2020	36,300
Citibank, NA	USD	479	COP	1,866,101	07/15/2020	19,453
Citibank, NA	USD	2,634	KRW	3,201,965	08/13/2020	(35,863)
Credit Suisse International	CNY	13,315	USD	1,866	06/16/2020	(3,583)
Credit Suisse International	USD	1,129	AUD	1,764	06/11/2020	46,386
Credit Suisse International	USD	1,229	NZD	2,038	06/04/2020	35,727
Deutsche Bank AG	JPY	119,527	USD	1,114	06/05/2020	5,181
Deutsche Bank AG	JPY	100,896	USD	927	06/05/2020	(8,099)
Deutsche Bank AG	USD	4,506	RUB	302,545	07/09/2020	(235,174)
Goldman Sachs Bank USA	RUB	64,676	USD	993	07/09/2020	80,413
Goldman Sachs Bank USA	MXN	21,358	USD	902	06/19/2020	(58,909)
Goldman Sachs Bank USA	TWD	11,502	USD	386	08/20/2020	86
Goldman Sachs Bank USA	NZD	11,843	USD	7,046	06/04/2020	(305,160)
Goldman Sachs Bank USA	CAD	13,969	USD	10,073	08/06/2020	(73,328)
Goldman Sachs Bank USA	BRL	6,130	USD	1,122	06/02/2020	(26,161)
Goldman Sachs Bank USA	BRL	830	USD	154	07/02/2020	(793)
Goldman Sachs Bank USA	USD	779	EUR	709	06/10/2020	8,722
Goldman Sachs Bank USA	CHF	1,118	EUR	1,048	08/28/2020	(305)
Goldman Sachs Bank USA	USD	1,079	BRL	6,130	06/02/2020	69,974
Goldman Sachs Bank USA	SEK	7,438	NOK	7,754	07/15/2020	8,305
Goldman Sachs Bank USA	USD	1,217	RUB	77,934	07/09/2020	(117,318)
Goldman Sachs Bank USA	USD	383	RUB	27,234	07/14/2020	1,506
Goldman Sachs Bank USA	USD	5,161	JPY	568,400	06/15/2020	110,678
HSBC Bank USA	JPY	80,913	USD	748	06/05/2020	(2,190)
HSBC Bank USA	HKD	52,710	USD	6,771	07/27/2020	(20,112)
HSBC Bank USA	HKD	36,197	USD	4,657	08/31/2020	(2,343)
HSBC Bank USA	ZAR	14,016	USD	783	07/17/2020	(11,397)
HSBC Bank USA	BRL	1,460	USD	258	06/02/2020	(15,394)
HSBC Bank USA	USD	798	NZD	1,345	06/04/2020	36,666
HSBC Bank USA	USD	269	BRL	1,460	06/02/2020	4,538

52 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	USD	758	INR	57,613	07/23/2020	$727
JPMorgan Chase Bank, NA	TWD	22,741	USD	761	08/20/2020	(2,205)
JPMorgan Chase Bank, NA	DKK	4,350	USD	635	07/15/2020	(13,230)
JPMorgan Chase Bank, NA	BRL	4,109	USD	726	06/02/2020	(44,055)
JPMorgan Chase Bank, NA	EUR	699	USD	760	06/10/2020	(15,687)
JPMorgan Chase Bank, NA	USD	1,063	GBP	824	06/15/2020	(45,624)
JPMorgan Chase Bank, NA	USD	950	NZD	1,588	06/04/2020	35,458
JPMorgan Chase Bank, NA	USD	757	BRL	4,109	06/02/2020	12,769
JPMorgan Chase Bank, NA	USD	761	JPY	81,149	06/05/2020	(8,535)
JPMorgan Chase Bank, NA	USD	768	COP	2,868,749	07/15/2020	(2,290)
Morgan Stanley Capital Services, Inc.	COP	3,495,320	USD	918	07/15/2020	(15,589)
Morgan Stanley Capital Services, Inc.	RUB	136,115	USD	1,823	07/14/2020	(97,180)
Morgan Stanley Capital Services, Inc.	JPY	81,113	USD	752	06/05/2020	353
Morgan Stanley Capital Services, Inc.	SEK	9,652	USD	990	07/15/2020	(34,654)
Morgan Stanley Capital Services, Inc.	NZD	2,470	USD	1,488	06/04/2020	(45,729)
Morgan Stanley Capital Services, Inc.	USD	1,535	NOK	15,383	07/15/2020	47,636
Morgan Stanley Capital Services, Inc.	USD	1,880	JPY	202,109	06/05/2020	(6,310)
Natwest Markets PLC	COP	1,866,101	USD	468	07/15/2020	(30,030)
Natwest Markets PLC	RUB	27,518	USD	370	07/09/2020	(17,997)
Natwest Markets PLC	MYR	4,586	USD	1,102	08/13/2020	48,566
Natwest Markets PLC	CAD	1,043	USD	755	08/06/2020	(2,345)
Natwest Markets PLC	USD	759	NOK	7,619	07/15/2020	24,847
Natwest Markets PLC	USD	1,390	TWD	40,879	11/10/2020	(10,553)
Natwest Markets PLC	USD	907	COP	3,495,320	07/15/2020	26,074
Standard Chartered Bank	INR	155,869	USD	2,025	07/23/2020	(28,588)
Standard Chartered Bank	TWD	45,233	USD	1,523	08/20/2020	6,011
Standard Chartered Bank	USD	758	EUR	690	06/10/2020	8,596
Standard Chartered Bank	USD	746	CNY	5,306	06/16/2020	(903)
Standard Chartered Bank	USD	763	MXN	18,359	06/19/2020	63,148
Standard Chartered Bank	USD	3,110	INR	238,576	07/23/2020	33,250
Standard Chartered Bank	USD	378	KRW	463,256	08/13/2020	(1,763)
State Street Bank & Trust Co.	JPY	37,281	USD	342	06/05/2020	(3,227)
State Street Bank & Trust Co.	SEK	3,664	USD	377	07/15/2020	(12,229)
State Street Bank & Trust Co.	NOK	2,818	USD	278	07/15/2020	(12,248)
State Street Bank & Trust Co.	CHF	2,799	USD	2,897	08/28/2020	(20,539)
State Street Bank & Trust Co.	TRY	1,510	USD	222	06/30/2020	2,895
State Street Bank & Trust Co.	ILS	1,341	USD	383	06/18/2020	502
State Street Bank & Trust Co.	NZD	650	USD	387	06/04/2020	(16,912)
State Street Bank & Trust Co.	AUD	1,163	USD	763	06/11/2020	(12,749)
State Street Bank & Trust Co.	EUR	691	USD	754	06/10/2020	(12,428)
State Street Bank & Trust Co.	GBP	314	EUR	349	07/17/2020	313
State Street Bank & Trust Co.	USD	387	EUR	349	06/10/2020	749
State Street Bank & Trust Co.	USD	383	CHF	369	08/28/2020	1,957
State Street Bank & Trust Co.	USD	640	NZD	1,053	06/04/2020	14,013

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 53

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	1,511	AUD	2,335	06/11/2020	$44,980
State Street Bank & Trust Co.	USD	752	ILS	2,663	06/18/2020	6,488
State Street Bank & Trust Co.	USD	389	SEK	3,666	07/15/2020	(239)
State Street Bank & Trust Co.	USD	770	NOK	7,586	07/15/2020	10,661
State Street Bank & Trust Co.	USD	1,886	MXN	45,112	06/19/2020	143,359
State Street Bank & Trust Co.	USD	373	CZK	9,487	07/29/2020	18,159
State Street Bank & Trust Co.	USD	90	JPY	9,813	06/05/2020	849
State Street Bank & Trust Co.	USD	843	ZAR	15,627	07/17/2020	43,028
State Street Bank & Trust Co.	USD	262	JPY	28,272	06/05/2020	(323)
State Street Bank & Trust Co.	USD	9,845	JPY	1,074,133	06/15/2020	116,107
UBS AG	JPY	119,491	USD	1,110	06/05/2020	1,909
UBS AG	TWD	40,879	USD	1,392	11/10/2020	12,294
UBS AG	EUR	11,520	USD	12,460	06/10/2020	(328,864)
UBS AG	BRL	1,304	USD	231	06/02/2020	(13,257)
UBS AG	USD	766	NZD	1,253	06/04/2020	12,474
UBS AG	USD	240	BRL	1,304	06/02/2020	4,053
UBS AG	USD	1,151	NZD	1,854	06/04/2020	(204)
UBS AG	USD	2,678	EUR	2,476	06/10/2020	70,685
UBS AG	USD	1,689	JPY	181,810	06/05/2020	(3,365)

						$658,846

CURRENCY OPTIONS WRITTEN (see Note D)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Put
RUB vs. USD/ Bank of America, NA(o)	RUB	67.350	07/2020	758,899,800	RUB	758,900	$98,640	$(565,174)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 26, 5 Year Index, 06/20/2021*	5.00%	Quarterly	8.31%	USD	4,626	$(114,019)	$27,997	$(142,016)
CDX-NAIG Series 26, 5 Year Index, 06/20/2021*	1.00	Quarterly	0.95	USD	12,340	31,966	28,106	3,860

						$(82,053)	$56,103	$(138,156)

*	Termination date

54 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	45,290	02/15/2024	3 Month LIBOR	2.605%	Quarterly/Semi-Annual	$4,230,356	$—	$4,230,356
AUD	15,000	07/09/2025	6 Month BBSW	3.168%	Semi-Annual/ Semi-Annual	1,439,922	—	1,439,922
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi-Annual/ Semi-Annual	520,757	—	520,757
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/Semi-Annual	2,632,384	—	2,632,384
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi-Annual/ Semi-Annual	1,014,383	—	1,014,383
NZD	10,120	02/28/2027	3 Month BKBM	3.445%	Quarterly/Semi-Annual	1,285,137	—	1,285,137

						$11,122,939	$—	$11,122,939

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG iTraxxx Australia Series 24, 5 Year Index, 12/20/2020*	1.00%	Quarterly	0.13%	USD	2,600	$18,105	$(3,446)	$21,551
Buy Contracts
Goldman Sachs International
iTraxxx Australia Series 24, 5 Year Index, 12/20/2020*	(1.00)	Quarterly	0.13	USD	1,110	(7,729)	1,342	(9,071)
iTraxxx Australia Series 24, 5 Year Index, 12/20/2020*	(1.00)	Quarterly	0.13	USD	1,490	(10,376)	1,801	(12,177)

						$0	$(303)	$303

*	Termination date

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 55

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	10,470	03/02/2025	1.418%	CPI	#	Maturity	$(273,642)	$—	$(273,642)
Citibank, NA	9,950	03/11/2025	0.843%	CPI	#	Maturity	33,812	—	33,812
Goldman Sachs International	7,650	07/15/2021	2.293%	CPI	#	Maturity	(275,126)	—	(275,126)
Goldman Sachs International	26,160	01/04/2022	1.650%	CPI	#	Maturity	(606,534)	—	(606,534)
JPMorgan Chase Bank, NA	27,930	10/26/2021	2.102%	CPI	#	Maturity	(971,786)	—	(971,786)

							$(2,093,276)	$—	$(2,093,276)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(d)	Non-income producing security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate market value of these securities amounted to $381,286 or 0.2% of net assets.

(f)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Axalta Coating Systems Ltd.	09/10/2015	$67,756	$49,663	0.03%

(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2020.

(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)	Fair valued by the Adviser.

(k)	Illiquid security.

(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(m)	Affiliated investments.

(n)	The rate shown represents the 7-day yield as of period end.

(o)	One contract relates to 1 share.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

56 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BCOM – Bloomberg Commodity Index

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CME – Chicago Mercantile Exchange

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

KC HRW – Kansas City Hard Red Winter

LIBOR – London Interbank Offered Rates

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

OSE – Osaka Securities Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

See notes to consolidated financial statements.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 57

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

May 31, 2020 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $149,021,788)	$159,765,543	(a)
Affiliated issuers (cost $18,412,312—including investment of cash collateral for securities loaned of $2,462,269)	18,412,312
Cash	80
Cash collateral due from broker	8,671,093
Foreign currencies, at value (cost $8,819,347)	8,966,096
Unrealized appreciation on forward currency exchange contracts	3,515,226
Receivable for variation margin on futures	770,755
Unaffiliated interest and dividends receivable	250,192
Receivable for investment securities sold	37,265
Unrealized appreciation on inflation swaps	33,812
Receivable for capital stock sold	28,042
Market value on credit default swaps (net premiums paid $3,143)	18,105
Affiliated dividends receivable	3,038

Total assets	200,471,559

Liabilities
Unrealized depreciation on forward currency exchange contracts	2,856,380
Payable for collateral received on securities loaned	2,462,269
Unrealized depreciation on inflation swaps	2,127,088
Cash collateral due to broker	576,660
Payable for capital stock redeemed	102,473
Options written, at value (premiums received $98,640)	565,174
Advisory fee payable	94,801
Payable for terminated credit default swaps	49,508
Administrative fee payable	39,626
Distribution fee payable	39,139
Transfer Agent fee payable	25,435
Market value on credit default swaps (net premiums received $3,446)	18,105
Payable for variation margin on centrally cleared swaps	11,506
Directors’ fees payable	7,078
Accrued expenses and other liabilities	159,187

Total liabilities	9,134,429

Net Assets	$191,337,130

Composition of Net Assets
Capital stock, at par	$121,619
Additional paid-in capital	191,098,479
Distributable earnings	117,032

	$191,337,130

(a)	Includes securities on loan with a value of $3,469,634 (see Note E).

See notes to consolidated financial statements.

58 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$173,378,509	11,007,757	$15.75	*

C	$3,413,343	236,958	$14.40

Advisor	$10,727,713	675,056	$15.89

R	$806,449	51,569	$15.64

K	$1,219,796	77,653	$15.71

I	$1,791,320	112,893	$15.87

*	The maximum offering price per share for Class A shares was $16.45 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 59

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended May 31, 2020 (unaudited)

Investment Income
Interest	$746,339
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $40,129)	715,175
Affiliated issuers	26,947
Securities lending income	2,268	$1,490,729

Expenses
Advisory fee (see Note B)	609,965
Distribution fee—Class A	227,606
Distribution fee—Class C	18,698
Distribution fee—Class R	2,864
Distribution fee—Class K	1,595
Transfer agency—Class A	174,505
Transfer agency—Class C	3,771
Transfer agency—Advisor Class	13,077
Transfer agency—Class R	1,522
Transfer agency—Class K	1,313
Transfer agency—Class I	1,311
Custodian	104,376
Audit and tax	64,135
Registration fees	50,057
Administrative	46,208
Printing	35,916
Legal	19,897
Directors’ fees	11,236
Miscellaneous	27,052

Total expenses before bank overdraft expense	1,415,104
Bank overdraft expense	8,160

Total expenses	1,423,264
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(4,188)

Net expenses		1,419,076

Net investment income		71,653

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	$5,719,860
Forward currency exchange contracts	1,381,344
Futures	(6,970,733)
Options written	(8,947,746)
Swaps	(105,124)
Swaptions written	(1,537,884)
Foreign currency transactions	136,015
Net change in unrealized appreciation/depreciation of:
Investments	(3,026,188)
Forward currency exchange contracts	(219,492)
Futures	2,397,809
Options written	(544,863)
Swaps	1,528,267
Foreign currency denominated assets and liabilities	(473,434)

Net loss on investment and foreign currency transactions	(10,662,169)

Net Decrease in Net Assets from Operations	$(10,590,516)

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended May 31, 2020 (unaudited)	Year Ended November 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$71,653	$1,032,078
Net realized loss on investment and foreign currency transactions	(10,324,268)	(1,069,255)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(337,901)	17,241,811

Net increase (decrease) in net assets from operations	(10,590,516)	17,204,634
Distributions to Shareholders
Class A	(2,612,873)	(1,152,846)
Class C	(19,265)	– 0	–
Advisor Class	(228,997)	(118,161)
Class R	(13,697)	(4,600)
Class K	(17,881)	(6,357)
Class I	(43,187)	(18,442)
Capital Stock Transactions
Net decrease	(14,588,788)	(26,567,779)

Total decrease	(28,115,204)	(10,663,551)
Net Assets
Beginning of period	219,452,334	230,115,885

End of period	$191,337,130	$219,452,334

See notes to consolidated financial statements.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

May 31, 2020 (unaudited)

NOTE A

Significant Accounting Policies

AB Global Risk Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Global Risk Allocation Fund (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of May 31, 2020, net assets of the Fund were $191,337,130, of which $6,551,647, or 3%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class C, Advisor Class, Class R, Class K and Class I. Class B and Class T shares have been authorized but currently are not offered. Effective August 2, 2019, sales of Class B shares were suspended. On November 7, 2019, all remaining outstanding Class B shares of the Fund were converted to Class A shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2020:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$96,027,107		$	– 0	–	$96,027,107
Common Stocks:
Information Technology		7,703,687		649,710			– 0	–	8,353,397
Financials		4,069,472		3,554,397			– 0	–	7,623,869
Health Care		4,502,462		1,787,893			– 0	–	6,290,355
Consumer Staples		3,595,290		1,653,447			– 0	–	5,248,737
Industrials		3,785,066		1,405,708			– 0	–	5,190,774
Utilities		2,606,717		1,569,382			– 0	–	4,176,099
Materials		2,696,185		1,275,443			– 0	–	3,971,628
Consumer Discretionary		2,682,272		1,018,364			– 0	–	3,700,636
Communication Services		1,899,042		875,944			– 0	–	2,774,986
Energy		1,152,522		1,018,749			– 0	–	2,171,271
Real Estate		1,550,947		427,159			– 0	–	1,978,106
Collateralized Mortgage Obligations		– 0	–	4,496,284			– 0	–	4,496,284
Investment Companies		3,970,004		– 0	–		0	(a)	3,970,004
Preferred Stocks		1,965,776		– 0	–		– 0	–	1,965,776
Governments – Sovereign Bonds		– 0	–	1,255,006			– 0	–	1,255,006

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1			Level 2		Level 3			Total
Options Purchased – Puts	$	– 0	–	$565,174		$	– 0	–	$565,174
Rights		6,331		– 0	–		– 0	–	6,331
Warrants		3		– 0	–		– 0	–	3
Short-Term Investments		15,950,043		– 0	–		– 0	–	15,950,043
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		2,462,269		– 0	–		– 0	–	2,462,269

Total Investments in Securities		60,598,088		117,579,767			– 0	–	178,177,855
Other Financial Instruments(b):
Assets:
Futures		3,703,842		940,864			– 0	–	4,644,706	(c)
Forward Currency Exchange Contracts		– 0	–	3,515,226			– 0	–	3,515,226
Centrally Cleared Credit Default Swaps		– 0	–	31,966			– 0	–	31,966	(c)
Centrally Cleared Interest Rate Swaps		– 0	–	11,122,939			– 0	–	11,122,939	(c)
Credit Default Swaps		– 0	–	18,105			– 0	–	18,105
Inflation (CPI) Swaps		– 0	–	33,812			– 0	–	33,812
Liabilities:
Futures		(1,163,228)		(3,702)			– 0	–	(1,166,930	)(c)
Forward Currency Exchange Contracts		– 0	–	(2,856,380)			– 0	–	(2,856,380)
Currency Options Written		– 0	–	(565,174)			– 0	–	(565,174)
Centrally Cleared Credit Default Swaps		– 0	–	(114,019)			– 0	–	(114,019	)(c)
Credit Default Swaps		– 0	–	(18,105)			– 0	–	(18,105)
Inflation (CPI) Swaps		– 0	–	(2,127,088)			– 0	–	(2,127,088)

Total		$63,138,702		$127,558,211		$	– 0	–	$190,696,913

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments as dividend income, realized gain, or return of capital based on information provided by the REIT.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .60% of the first $200 million, .50% of the next $200 million and .40% in excess of $400 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2020, the reimbursement for such services amounted to $46,208.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $73,706 for the six months ended May 31, 2020.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales

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charges of $587 from the sale of Class A shares and received $1,067 and $24 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2020.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2020, such waiver amounted to $4,096.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2020 is as follows:

Fund	Market Value 11/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,193	$91,305	$79,548	$15,950	$26
Government Money Market Portfolio*	61	3,707	1,306	2,462	1

Total				$18,412	$27

*	Investments of cash collateral for securities lending transactions (see Note E).

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 64.9% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns less than 10% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining

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Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

Sales under the Plan that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Fund’s investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,502,647, $422,960 and $255,562 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2020 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$13,318,230		$36,377,933
U.S. government securities	– 0	–	20,342,857

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$40,548,133
Gross unrealized depreciation	(17,242,480)

Net unrealized appreciation	$23,305,653

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal

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to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended May 31, 2020, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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During the six months ended May 31, 2020, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an

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unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Fund’s maximum payment for written put swaptions equates to the notional amount of the underlying swap. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended May 31, 2020, the Fund held purchased options for hedging and non-hedging purposes. During the six months ended May 31, 2020, the Fund held purchased swaptions for hedging and non-hedging purposes.

During the six months ended May 31, 2020, the Fund held written options for hedging and non-hedging purposes. During the six months ended May 31, 2020, the Fund held written swaptions for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

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Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin

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and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended May 31, 2020, the Fund held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

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During the six months ended May 31, 2020, the Fund held inflation (CPI) swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the consolidated portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects

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the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended May 31, 2020, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended May 31, 2020, the Fund held total return swaps for hedging and non-hedging purposes.

Variance Swaps:

The Fund may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended May 31, 2020, the Fund held variance swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically

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may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended May 31, 2020, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$142,720	*	Receivable/Payable for variation margin on futures	$41,507	*

Equity contracts	Receivable/Payable for variation margin on futures	1,923,768	*	Receivable/Payable for variation margin on futures	283,165	*

Commodity contracts	Receivable/Payable for variation margin on futures	2,578,218	*	Receivable/Payable for variation margin on futures	842,258	*

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	3,860	*	Receivable/Payable for variation margin on centrally cleared swaps	142,016	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	11,122,939	*

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	Asset Derivatives		Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$3,515,226	Unrealized depreciation on forward currency exchange contracts	$2,856,380

Foreign exchange contracts	Investments in securities, at value	565,174

Foreign exchange contracts			Options written, at value	565,174

Interest rate contracts	Unrealized appreciation on inflation swaps	33,812	Unrealized depreciation on inflation swaps	2,127,088

Credit contracts	Market value on credit default swaps	18,105	Market value on credit default swaps	18,105

Total		$19,903,822		$6,875,693

*

Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$3,787,909	$(546,866)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(3,347,435)	450,666

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(7,411,207)	2,494,009

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$1,381,344		$(219,492)

Interest rate contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(143,059)		– 0	–

Foreign exchange contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	– 0	–	245,715

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	6,627,300		– 0	–

Foreign exchange contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	76,477		(544,863)

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	(9,024,223)		– 0	–

Interest rate contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written	(1,537,884)		– 0	–

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(392,286)	$2,255,340

Foreign exchange contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	331,564	3,593

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(228,430)	(757,878)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	184,028	27,212

Total		$(9,695,902)	$3,407,436

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2020:

Futures:
Average notional amount of buy contracts	$167,557,466
Average notional amount of sale contracts	$48,547,406
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$95,640,610
Average principal amount of sale contracts	$189,335,905
Purchased Options:
Average notional amount	$19,407,295	(a)
Purchased Swaptions:
Average notional amount	$33,661,000	(b)
Options Written:
Average notional amount	$41,999,076
Swaptions Written:
Average notional amount	$78,542,333	(b)
Inflation Swaps:
Average notional amount	$76,961,429
Centrally Cleared Interest Rate Swaps:
Average notional amount	$83,805,328
Credit Default Swaps:
Average notional amount of buy contracts	$2,600,000
Average notional amount of sale contracts	$2,600,000

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Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$5,096,400	(c)
Average notional amount of sale contracts	$26,038,143
Total Return Swaps:
Average notional amount	$3,335,461	(d)
Variance Swaps:
Average notional amount	$486,527	(a)

(a)	Positions were open for five months during the period.

(b)	Positions were open for three months during the period.

(c)	Positions were open for one month during the period.

(d)	Positions were open for two months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of May 31, 2020. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

AB Global Risk Allocation Fund, Inc.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Australia and New Zealand Banking Group Ltd.	$1,348	$(1,348)	$	– 0	–	$	– 0	–	$	– 0	–
Bank of America, NA	304,991	(304,991)	– 0	–	– 0	–	– 0	–
Barclays Bank PLC	100,181	(100,181)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	86,809	(51,451)	– 0	–	– 0	–	35,358
Brown Brothers Harriman & Co.	6,132	– 0	–	– 0	–	– 0	–	6,132
Citibank, NA	1,828,485	(773,977)	– 0	–	– 0	–	1,054,508
Credit Suisse International	82,113	(3,583)	– 0	–	– 0	–	78,530
Deutsche Bank AG	23,286	(23,286)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	279,684	(279,684)	– 0	–	– 0	–	– 0	–

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Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
HSBC Bank USA	$41,931	$(41,931)	$	– 0	–	$	– 0	–	$ – 0	–
JPMorgan Chase Bank, NA	48,227	(48,227)		– 0	–		– 0	–	– 0	–
Morgan Stanley Capital Services, Inc.	47,989	(47,989)		– 0	–		– 0	–	– 0	–
Natwest Markets PLC	99,487	(60,925)		– 0	–		(21,839)		16,723
Standard Chartered Bank	111,005	(31,254)		– 0	–		– 0	–	79,751
State Street Bank & Trust Co.	404,060	(90,894)		– 0	–		– 0	–	313,166
UBS AG	101,415	(101,415)		– 0	–		– 0	–	– 0	–

Total	$3,567,143	$(1,961,136)	$	– 0	–		$(21,839)		$1,584,168	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Australia and New Zealand Banking Group Ltd.	$53,431	$(1,348)	$	– 0	–	$	– 0	–	$52,083
Bank of America, NA	688,459	(304,991)		(383,468)			– 0	–	– 0	–
Barclays Bank PLC	387,761	(100,181)		– 0	–		– 0	–	287,580
BNP Paribas SA	51,451	(51,451)		– 0	–		– 0	–	– 0	–
Citibank, NA	773,977	(773,977)		– 0	–		– 0	–	– 0	–
Credit Suisse International	3,583	(3,583)		– 0	–		– 0	–	– 0	–
Deutsche Bank AG	243,273	(23,286)		– 0	–		– 0	–	219,987
Goldman Sachs Bank USA/Goldman Sachs International	1,481,739	(279,684)		– 0	–		(1,110,104)		91,951
HSBC Bank USA	51,436	(41,931)		– 0	–		– 0	–	9,505
JPMorgan Chase Bank, NA	1,103,412	(48,227)		– 0	–		(903,578)		151,607
Morgan Stanley Capital Services, Inc.	199,462	(47,989)		– 0	–		– 0	–	151,473

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Natwest Markets PLC	$60,925	$(60,925)	$	– 0	–	$	– 0	–	$	– 0	–
Standard Chartered Bank	31,254	(31,254)		– 0	–		– 0	–		– 0	–
State Street Bank & Trust Co.	90,894	(90,894)		– 0	–		– 0	–		– 0	–
UBS AG	345,690	(101,415)		– 0	–		– 0	–		244,275

Total	$5,566,747	$(1,961,136)		$(383,468)			$(2,013,682)			$1,208,461	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the consolidated portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees

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of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2020 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$ 3,469,634	$2,462,269	$1,120,008	$2,268	$708	$92

*	As of May 31, 2020.

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NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

Shares	Amount
Six Months Ended May 31, 2020 (unaudited)	Year Ended November 30, 2019	Six Months Ended May 31, 2020 (unaudited)	Year Ended November 30, 2019

Class A
Shares sold	128,037	324,220	$2,072,303	$5,237,490

Shares issued in reinvestment of dividends	140,151	67,348	2,339,121	1,031,774

Shares converted from Class B	– 0	–	117,139	– 0	–	1,959,063

Shares converted from Class C	9,493	127,587	153,143	2,087,935

Shares redeemed	(896,094)	(1,957,694)	(14,219,952)	(31,555,898)

Net decrease	(618,413)	(1,321,400)	$(9,655,385)	$(21,239,636)

Class B
Shares sold	– 0	–	14,198	$	– 0	–	$206,787

Shares converted to Class A	– 0	–	(130,039)	– 0	–	(1,959,063)

Shares redeemed	– 0	–	(22,796)	– 0	–	(327,461)

Net decrease	– 0	–	(138,637)	$	– 0	–	$(2,079,737)

Class C
Shares sold	7,302	27,309	$106,811	$396,710

Shares issued in reinvestment of dividends	1,119	– 0	–	17,147	– 0	–

Shares converted to Class A	(10,367)	(139,636)	(153,143)	(2,087,935)

Shares redeemed	(30,788)	(150,985)	(435,347)	(2,205,112)

Net decrease	(32,734)	(263,312)	$(464,532)	$(3,896,337)

Advisor Class
Shares sold	68,928	233,418	$1,160,633	$3,777,852

Shares issued in reinvestment of dividends	11,991	6,899	201,692	106,442

Shares redeemed	(270,316)	(213,030)	(4,163,882)	(3,493,380)

Net increase (decrease)	(189,397)	27,287	$(2,801,557)	$390,914

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	Shares		Amount
	Six Months Ended May 31, 2020 (unaudited)	Year Ended November 30, 2019	Six Months Ended May 31, 2020 (unaudited)	Year Ended November 30, 2019

Class R
Shares sold	2,192	7,876	$34,376	$123,383

Shares issued in reinvestment of dividends	826	302	13,697	4,600

Shares redeemed	(34,120)	(51,730)	(530,769)	(824,981)

Net decrease	(31,102)	(43,552)	$(482,696)	$(696,998)

Class K
Shares sold	9,352	16,092	$149,631	$255,888

Shares issued in reinvestment of dividends	1,074	416	17,880	6,357

Shares redeemed	(11,298)	(11,585)	(167,907)	(189,548)

Net increase (decrease)	(872)	4,923	$(396)	$72,697

Class I
Shares sold	4,448	98,694	$73,295	$1,653,753

Shares issued in reinvestment of dividends	2,572	1,197	43,186	18,442

Shares redeemed	(77,149)	(49,053)	(1,300,703)	(790,877)

Net increase (decrease)	(70,129)	50,838	$(1,184,222)	$881,318

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to

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or fear of such diseases or events, have and may in the future have an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value, or NAV, when the asset classes in which the Fund has invested more heavily perform worse than the asset classes invested in less heavily.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Below Investment Grade Securities Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments,

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interest rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade or dispose of due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the consolidated statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward

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commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment

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techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the consolidated statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2020.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2020 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2019 and November 30, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$1,300,406	$8,530,938

Total distributions paid	$1,300,406	$8,530,938

As of November 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,011,310
Accumulated capital and other losses	(145,150	)(a)
Unrealized appreciation/(depreciation)	(691,271	)(b)

Total accumulated earnings/(deficit)	$1,174,889	(c)

(a)

As of November 30, 2019, the Fund had a net capital loss carryforward of $80,253. During the fiscal year, the Fund utilized $2,633,830 of capital loss carryforwards to offset current year net realized gains. As of November 30, 2019, the cumulative deferred loss on straddles $64,897.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of partnership investments, the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of earnings from the Subsidiary, and corporate restructuring.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the accrual of foreign capital gains tax.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as

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either short-term or long-term capital losses. As of November 30, 2019, the Fund had a net short-term capital loss carryforward of $80,253 which may be carried forward for an indefinite period.

NOTE J

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08, which did not have a material impact on the Fund’s financial position or the results of its operations, and had no impact on the Fund’s consolidated net assets.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 16.77		$ 15.62		$ 16.75		$ 15.79		$ 15.29		$ 17.54

Income From Investment Operations
Net investment income(a)	.01	(b)	.08	(b)	.15	(b)	.13	(b)	.15	(b)†	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.80)		1.16		(.76)		1.67		.36		(.60)
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)	.01

Net increase (decrease) in net asset value from operations	(.79)		1.24		(.61)		1.80		.51		(.43)

Less: Dividends and Distributions

Dividends from net investment income	(.21)		(.09)		(.52)		(.84)		(.01)		(1.10)

Distributions from net realized gain on investment transactions	(.02)		– 0	–	– 0	–	– 0	–	– 0	–	(.48)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.24)

Total dividends and distributions	(.23)		(.09)		(.52)		(.84)		(.01)		(1.82)

Net asset value, end of period	$ 15.75		$ 16.77		$ 15.62		$ 16.75		$ 15.79		$ 15.29

Total Return

Total investment return based on net asset value(d)*	(4.87)%		7.99%		(3.81)%		12.00	%(e)	3.34	%†	(2.56	)%(f)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$173,379		$194,924		$202,193		$243,518		$228,036		$267,703

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)(h)‡	1.40	%^	1.37%		1.28%		1.29%		1.28%		1.28%

Expenses, before waivers/reimbursements(g)(h)‡	1.40	%^	1.37%		1.29%		1.30%		1.30%		1.28%

Net investment income	.06	%(b)^	.47	%(b)	.94	%(b)	.79	%(b)	.96	%(b)†	1.01%

Portfolio turnover rate	7%		3%		9%		30%		79%		250%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%		.00%		.00%		.00%		.00%

See footnote summary on pages 101-102.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 15.26		$ 14.24		$ 15.17		$ 14.37		$ 14.01		$ 16.22

Income From Investment Operations
Net investment income (loss)(a)	(.05	)(b)	(.04	)(b)	.03	(b)	(.07	)(b)	.03	(b)†	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.74)		1.06		(.70)		1.60		.33		(.55)
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)	.01

Net increase (decrease) in net asset value from operations	(.79)		1.02		(.67)		1.53		.36		(.50)

Less: Dividends and Distributions

Dividends from net investment income	(.05)		– 0	–	(.26)		(.73)		– 0	–	(.99)

Distributions from net realized gain on investment transactions	(.02)		– 0	–	– 0	–	– 0	–	– 0	–	(.48)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.24)

Total dividends and distributions	(.07)		– 0	–	(.26)		(.73)		– 0	–	(1.71)

Net asset value, end of period	$ 14.40		$ 15.26		$ 14.24		$ 15.17		$ 14.37		$ 14.01

Total Return

Total investment return based on net asset value(d)*	(5.26)%		7.16%		(4.50)%		11.18	%(e)	2.57	%†	(3.27	)%(f)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,413		$4,115		$7,588		$12,188		$40,885		$50,508

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)(h)‡	2.15	%^	2.13%		2.04%		2.05%		2.03%		2.02%

Expenses, before waivers/reimbursements(g)(h)‡	2.16	%^	2.13%		2.05%		2.06%		2.05%		2.02%

Net investment income (loss)	(.69	)%(b)^	(.30	)%(b)	.17	%(b)	(.46	)%(b)	.18	%(b)†	.26%

Portfolio turnover rate	7%		3%		9%		30%		79%		250%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%		.00%		.00%		.00%		.00%

See footnote summary on pages 101-102.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 16.93		$ 15.77		$ 16.92		$ 15.94		$ 15.41		$ 17.67

Income From Investment Operations
Net investment income(a)	.03	(b)	.12	(b)	.20	(b)	.19	(b)	.16	(b)†	.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.80)		1.17		(.79)		1.67		.40		(.61)
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)	.01

Net increase (decrease) in net asset value from operations	(.77)		1.29		(.59)		1.86		.56		(.39)

Less: Dividends and Distributions

Dividends from net investment income	(.25)		(.13)		(.56)		(.88)		(.03)		(1.15)

Distributions from net realized gain on investment transactions	(.02)		– 0	–	– 0	–	– 0	–	– 0	–	(.48)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.24)

Total dividends and distributions	(.27)		(.13)		(.56)		(.88)		(.03)		(1.87)

Net asset value, end of period	$ 15.89		$ 16.93		$ 15.77		$ 16.92		$ 15.94		$ 15.41

Total Return

Total investment return based on net asset value(d)*	(4.78)%		8.27%		(3.58)%		12.38	%(e)	3.55	%†	(2.27	)%(f)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,728		$14,632		$13,201		$17,200		$12,960		$23,311

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)(h)‡	1.14	%^	1.12%		1.03%		1.04%		1.03%		1.02%

Expenses, before waivers/reimbursements(g)(h)‡	1.15	%^	1.12%		1.04%		1.05%		1.05%		1.02%

Net investment income	.33	%(b)^	.72	%(b)	1.20	%(b)	1.19	%(b)	1.06	%(b)†	1.34%

Portfolio turnover rate	7%		3%		9%		30%		79%		250%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%		.00%		.00%		.00%		.00%

See footnote summary on pages 101-102.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended May 31, 2020		Year Ended November 30,
	(unaudited)		2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 16.61		$ 15.47		$ 16.59		$ 15.61		$ 15.15		$ 17.40

Income From Investment Operations

Net investment income (loss)(a)	(.02	)(b)	.00	(b)(c)	.09	(b)	.06	(b)	.06	(b)†	.11

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.78)		1.18		(.75)		1.67		.40		(.60)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)	.01

Net increase (decrease) in net asset value from operations	(.80)		1.18		(.66)		1.73		.46		(.48)

Less: Dividends and Distributions

Dividends from net investment income	(.15)		(.04)		(.46)		(.75)		– 0	–	(1.05)

Distributions from net realized gain on investment transactions	(.02)		– 0	–	– 0	–	– 0	–	– 0	–	(.48)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.24)

Total dividends and distributions	(.17)		(.04)		(.46)		(.75)		– 0	–	(1.77)

Net asset value, end of period	$ 15.64		$ 16.61		$ 15.47		$ 16.59		$ 15.61		$ 15.15

Total Return

Total investment return based on net asset value(d)*	(5.02)%		7.63%		(4.11)%		11.63	%(e)	3.04	%†	(2.84	)%(f)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$806		$1,373		$1,952		$2,526		$2,743		$4,241

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)(h)‡	1.72	%^	1.71%		1.62%		1.63%		1.61%		1.61%

Expenses, before waivers/reimbursements(g)(h)‡	1.72	%^	1.71%		1.63%		1.64%		1.62%		1.61%

Net investment income (loss)	(.21	)%(b)^	.00	%(b)(i)	.58	%(b)	.36	%(b)	.41	%(b)†	.69%

Portfolio turnover rate	7%		3%		9%		30%		79%		250%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%		.00%		.00%		.00%		.00%

See footnote summary on pages 101-102.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended May 31, 2020		Year Ended November 30,
	(unaudited)		2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 16.72		$ 15.58		$ 16.71		$ 15.75		$ 15.25		$ 17.50

Income From Investment Operations

Net investment income(a)	.00	(b)(c)	.07	(b)	.15	(b)	.10	(b)	.15	(b)†	.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.79)		1.16		(.77)		1.68		.36		(.59)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)	.01

Net increase (decrease) in net asset value from operations	(.79)		1.23		(.62)		1.78		.51		(.42)

Less: Dividends and Distributions

Dividends from net investment income	(.20)		(.09)		(.51)		(.82)		(.01)		(1.11)

Distributions from net realized gain on investment transactions	(.02)		– 0	–	– 0	–	– 0	–	– 0	–	(.48)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.24)

Total dividends and distributions	(.22)		(.09)		(.51)		(.82)		(.01)		(1.83)

Net asset value, end of period	$ 15.71		$ 16.72		$ 15.58		$ 16.71		$ 15.75		$ 15.25

Total Return

Total investment return based on net asset value(d)*	(4.89)%		7.93%		(3.80)%		12.00	%(e)	3.27	%†	(2.55	)%(f)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,220		$1,313		$1,147		$1,265		$1,809		$1,939

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)(h)‡	1.41	%^	1.40%		1.31%		1.31%		1.30%		1.30%

Expenses, before waivers/reimbursements(g)(h)‡	1.41	%^	1.40%		1.32%		1.33%		1.31%		1.30%

Net investment income	.05	%(b)^	.43	%(b)	.91	%(b)	.66	%(b)	1.00	%(b)†	.99%

Portfolio turnover rate	7%		3%		9%		30%		79%		250%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%		.00%		.00%		.00%		.00%

See footnote summary on pages 101-102.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended May 31, 2020		Year Ended November 30,
	(unaudited)		2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 16.91		$ 15.76		$ 16.90		$ 15.94		$ 15.39		$ 17.66

Income From Investment Operations

Net investment income(a)	.03	(b)	.13	(b)	.20	(b)	.18	(b)	.29	(b)†	.22

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.79)		1.16		(.77)		1.69		.30		(.60)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)	.01

Net increase (decrease) in net asset value from operations	(.76)		1.29		(.57)		1.87		.59		(.37)

Less: Dividends and Distributions

Dividends from net investment income	(.26)		(.14)		(.57)		(.91)		(.04)		(1.18)

Distributions from net realized gain on investment transactions	(.02)		– 0	–	– 0	–	– 0	–	– 0	–	(.48)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.24)

Total dividends and distributions	(.28)		(.14)		(.57)		(.91)		(.04)		(1.90)

Net asset value, end of period	$ 15.87		$ 16.91		$ 15.76		$ 16.90		$ 15.94		$ 15.39

Total Return

Total investment return based on net asset value(d)*	(4.71)%		8.27%		(3.52)%		12.39	%(e)	3.81	%†	(2.12	)%(f)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,791		$3,095		$2,083		$2,467		$2,218		$402

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)(h)‡	1.07	%^	1.07%		.98%		.93%		.86%		.91%

Expenses, before waivers/reimbursements(g)(h)‡	1.08	%^	1.07%		.98%		.95%		.87%		.91%

Net investment income	.42	%(b)^	.78	%(b)	1.25	%(b)	1.14	%(b)	1.88	%(b)†	1.45%

Portfolio turnover rate	7%		3%		9%		30%		79%		250%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%		.00%		.00%		.00%		.00%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(f)

Includes the impact of a voluntary reimbursement from the Adviser for trading losses incurred due to a trade entry error; absent of such payment, the Fund’s performance would have been reduced by .07% for the year ended November 30, 2015.

(g)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended November 30, 2018, November 30, 2017 and November 30, 2016, such waiver amounted to .01%, .01% and .02%, respectively.

(h)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended May 31, 2020		Year Ended November 30,
	(unaudited)		2019	2018	2017	2016	2015
Class A
Net of waivers/reimbursements	1.39	%^	1.35%	1.27%	1.29%	1.28%	N/A
Before waivers/reimbursements	1.39	%^	1.36%	1.28%	1.30%	1.29%	N/A
Class C
Net of waivers/reimbursements	2.15	%^	2.11%	2.03%	2.05%	2.03%	N/A
Before waivers/reimbursements	2.15	%^	2.11%	2.04%	2.06%	2.05%	N/A
Advisor Class
Net of waivers/reimbursements	1.14	%^	1.10%	1.02%	1.04%	1.03%	N/A
Before waivers/reimbursements	1.14	%^	1.11%	1.03%	1.05%	1.05%	N/A
Class R
Net of waivers/reimbursements	1.71	%^	1.69%	1.62%	1.63%	1.61%	N/A
Before waivers/reimbursements	1.71	%^	1.69%	1.62%	1.64%	1.62%	N/A
Class K
Net of waivers/reimbursements	1.40	%^	1.38%	1.30%	1.31%	1.29%	N/A
Before waivers/reimbursements	1.41	%^	1.38%	1.31%	1.33%	1.31%	N/A
Class I
Net of waivers/reimbursements	1.07	%^	1.05%	.97%	.93%	.85%	N/A
Before waivers/reimbursements	1.07	%^	1.05%	.97%	.95%	.87%	N/A

(i)	Amount is less than .005%.

†	For the year ended November 30, 2016, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.001	.06%	.06%

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended May 31, 2020 and the years ended November 30, 2019, November 30, 2018, November 30, 2017, November 30, 2016 and November 30, 2015 by .01%, .31%, .01%, .81%, .01% and .08%, respectively.

Includes the impact of proceeds recorded and credited to the Fund resulting from regulatory settlement, which enhanced the Fund’s performance for the year ended November 30, 2017 by .02%.

^	Annualized.

See notes to consolidated financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Jeanette Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Daniel J. Loewy(2), Vice President Leon Zhu(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public

Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Quantitative Investment Team. Messrs. Loewy and Zhu are the investment professionals with the most significant responsibilities for the day-to-day management of the Fund’s portfolio.

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Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”). Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2020, which covered the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, taking into account any holdings of less liquid and illiquid assets. The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP. The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP, and there were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Risk Allocation Fund, Inc. (the “Fund”) unanimously approved the continuance of the Advisory Agreement with the Adviser at a meeting held by video conference on May 5-7, 2020 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

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research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2018 and 2019 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised

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by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2020. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees

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charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were

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lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the peer group median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL EQUITY (continued)

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

FIXED INCOME (continued)

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

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NOTES

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AB GLOBAL RISK ALLOCATION FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GRA-0152-0520

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: July 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: July 27, 2020

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: July 27, 2020